SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

SEI DBi Multi-Strategy Alternative ETF

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 23.8%
FHLB DN
0.000%, 07/01/2026(A)	$10,128	$10,127
0.000%, 07/09/2026(A)	3,654	3,651
0.000%, 07/14/2026(A)	12,000	11,983
0.000%, 07/22/2026(A)	12,000	11,974
0.000%, 08/14/2026(A)	5,000	4,977
0.000%, 08/26/2026(A)	3,392	3,372

Total U.S. Government Agency Obligations
(Cost $46,089) ($ Thousands)		46,084

COMMERCIAL PAPER — 7.2%
Apple
3.712%, 07/27/2026 (B)	2,095	2,089
Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (continued)
Glaxosmithkline
3.745%, 07/10/2026 (B)	$2,800	$2,797
Home Depot
3.718%, 07/16/2026 (B)	2,800	2,796
Nestle Financial
3.822%, 08/20/2026 (B)	2,130	2,119
Novartis Finance
3.725%, 07/09/2026 (B)	2,800	2,797
Svenska Handelsbanken
3.824%, 08/24/2026 (B)	1,350	1,342

Total Commercial Paper
(Cost $13,941) ($ Thousands)		13,940

Total Investments in Securities — 31.0%
(Cost $60,030) ($ Thousands)		$60,024

A list of the open futures contracts held by the Fund at June 30, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
AUD Currency	140	Sep-2026	$9,801	$9,675	$(126)
CAD Currency	93	Sep-2026	6,590	6,570	(20)
MSCI EAFE Index	118	Sep-2026	18,014	18,557	543
MSCI Emerging Markets Index	130	Sep-2026	10,864	11,423	559
NASDAQ 100 Index E-Mini	7	Sep-2026	4,116	4,274	158
Russell 2000 Index E-Mini	51	Sep-2026	7,387	7,766	379
S&P 500 Index E-Mini	38	Sep-2026	14,162	14,342	180
S&P Mid Cap 400 Index E-Mini	22	Sep-2026	8,303	8,547	244
U.S. Dollar Index	5	Sep-2026	498	505	7
			79,735	81,659	1,924
Short Contracts
3 Month SOFR	(338)	Mar-2028	$(81,136)	$(81,213)	$(77)
Euro FX	(244)	Sep-2026	(35,371)	(34,943)	428
Japanese Yen	(679)	Sep-2026	(53,240)	(52,512)	728
U.S. 10-Year Treasury Notes	(301)	Sep-2026	(32,988)	(33,077)	(89)
U.S. Long Treasury Bonds	(238)	Sep-2026	(26,687)	(27,013)	(326)
			(229,422)	(228,758)	664
			$(149,687)	$(147,099)	$2,588

Percentages are based on Net Assets of $193,606 ($ Thousands).
(A)	Zero coupon security.
(B)	Interest rate represents the security's effective yield at the time of purchase.

See “Glossary” for abbreviations.

SEI Exchange Traded Funds	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

SEI QiM U.S. Large Cap Low Volatility Active ETF†

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.6%

Communication Services — 11.4%
Alphabet, Cl A	272	$97
Alphabet, Cl C	19,086	6,744
AT&T	239,809	4,964
Comcast, Cl A	196,357	4,820
Fox, Cl A	44,848	2,339
Fox, Cl B	26,540	1,243
Match Group	42,546	1,619
T-Mobile US	6,266	1,051
Verizon Communications	119,666	5,067
		27,944
Consumer Discretionary — 2.4%
Domino's Pizza	6,233	1,845
McDonald's	9,290	2,511
TJX	6,799	1,030
Yum! Brands	3,151	504
		5,890
Consumer Staples — 12.2%
Altria Group	82,856	5,962
Clorox	12,368	1,180
Colgate-Palmolive	59,958	5,497
General Mills	39,173	1,363
Mondelez International, Cl A	9,147	529
Monster Beverage *	11,508	1,106
Philip Morris International	14,141	2,558
Procter & Gamble	33,419	4,901
Walmart	59,202	6,705
		29,801
Energy — 1.9%
Chevron	27,851	4,617

Financials — 10.4%
Allstate	7,412	1,764
Berkshire Hathaway, Cl B *	889	445
Chubb	11,992	4,086
Loews	6,055	685
Markel Group *	1,385	2,705
Marsh & McLennan	2,268	378
Mastercard, Cl A	10,017	5,145
Travelers	7,875	2,600
Visa, Cl A	16,235	5,570
W R Berkley	30,527	2,153
		25,531
Health Care — 18.3%
Bristol-Myers Squibb	69,653	4,013
Cardinal Health	32,657	7,758
Cencora	8,278	2,342
Chemed	809	377
Gilead Sciences	48,801	6,166
Johnson & Johnson	30,280	7,690
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
McKesson	7,601	$5,743
Merck	50,706	6,516
Pfizer	42,307	1,019
Quest Diagnostics	13,207	2,799
Royalty Pharma, Cl A	5,472	307
		44,730
Industrials — 7.4%
Expeditors International of Washington	29,312	4,777
Lockheed Martin	1,252	638
Republic Services, Cl A	25,573	5,449
Snap-on	1,973	794
Verisk Analytics, Cl A	17,091	3,069
Waste Management	15,597	3,476
		18,203
Information Technology — 29.5%
Amdocs	28,758	1,453
Analog Devices	2,410	957
Apple	23,957	6,932
Arrow Electronics *	14,792	3,157
Autodesk *	20,910	4,065
Avnet	19,987	1,775
Cisco Systems	62,065	7,290
Cognizant Technology Solutions, Cl A	81,111	3,141
Dolby Laboratories, Cl A	14,247	749
F5 *	11,791	4,905
Gen Digital	106,092	2,641
International Business Machines	15,570	4,379
Microsoft	13,740	5,125
Motorola Solutions	12,959	5,382
PTC *	21,323	2,423
Roper Technologies	15,654	5,297
TD SYNNEX	11,181	2,989
Teledyne Technologies *	8,043	5,364
VeriSign	16,935	4,260
		72,284
Materials — 0.4%
NewMarket	1,334	1,055

Utilities — 5.7%
Atmos Energy	9,855	1,698
CMS Energy	1,881	144
Consolidated Edison	42,217	4,671
DTE Energy	5,732	873
Duke Energy	35,701	4,519
FirstEnergy	5,879	280
National Fuel Gas	19,585	1,512

2	SEI Exchange Traded Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
NiSource	5,897	$280
		13,977

Total Common Stock
(Cost $221,874) ($ Thousands)		244,032
Total Investments in Securities — 99.6%
(Cost $221,874) ($ Thousands)		$244,032

Percentages are based on Net Assets of $245,039 ($ Thousands).
*	Non-income producing security.
†	Formerly SEI Enhanced Low Volatility U.S. Large Cap ETF, effective June 8, 2026.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

See “Glossary” for Abbreviations.

SEI Exchange Traded Funds	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

SEI QiM U.S. Large Cap Momentum Active ETF†

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.6%

Communication Services — 8.0%
Alphabet, Cl A	293,849	$105,013
Alphabet, Cl C	5,565	1,966
Fox, Cl A	116,161	6,059
Fox, Cl B	127,109	5,954
Reddit, Cl A *	9,982	1,733
		120,725
Consumer Discretionary — 12.5%
Amazon.com *	66,429	15,833
Amer Sports *	98,760	3,342
eBay	271,477	30,338
Expedia Group	89,365	22,867
Five Below *	53,891	9,689
Garmin	66,778	15,862
Ralph Lauren, Cl A	38,366	15,400
Ross Stores	131,948	28,085
Tapestry	217,682	31,864
Ulta Beauty *	31,070	14,012
		187,292
Consumer Staples — 5.1%
Hershey	137,400	24,107
Keurig Dr Pepper	739,853	24,215
Monster Beverage *	184,158	17,701
Walmart	91,687	10,385
		76,408
Financials — 9.1%
Bank of New York Mellon	256,040	37,026
Cboe Global Markets	17,068	4,142
Goldman Sachs Group	9,262	9,367
Interactive Brokers Group, Cl A	96,985	8,442
Nasdaq	45,763	3,607
Northern Trust	178,069	30,955
Visa, Cl A	124,122	42,585
		136,124
Health Care — 5.9%
AbbVie	19,512	4,910
Cardinal Health	125,431	29,797
IDEXX Laboratories *	2,674	1,408
Insulet *	65,415	9,960
Johnson & Johnson	146,664	37,248
Veeva Systems, Cl A *	28,840	5,118
		88,441
Industrials — 13.9%
Caterpillar	32,570	34,684
Cummins	9,132	6,513
Curtiss-Wright	18,699	14,169
FedEx	75,634	23,683
Fedex Freight Holding *	62	9
Howmet Aerospace	61,310	16,484
ITT	89,309	17,662
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
MasTec *	26,287	$10,937
nVent Electric	156,670	26,573
Parker-Hannifin	29,546	28,900
Vertiv Holdings, Cl A	9,355	3,132
Woodward	60,080	25,560
		208,306
Information Technology — 42.0%
Apple	150,386	43,516
Applied Materials	69,923	50,554
AppLovin, Cl A *	26,829	13,823
Arista Networks *	41,424	7,037
Astera Labs *	19,188	9,268
Broadcom	21,934	8,286
Ciena *	70,712	34,688
Cisco Systems	231,422	27,183
Corning	46,599	11,903
Dell Technologies, Cl C	79,252	34,194
Elastic *	98,718	5,629
F5 *	11,978	4,982
Jabil	102,742	39,605
Lam Research	133,755	57,960
Lumentum Holdings *	3,174	2,723
MACOM Technology Solutions Holdings *	5,987	2,277
Marvell Technology	10,639	3,169
Micron Technology	38,716	44,689
Microsoft	106,975	39,904
NVIDIA	468,297	93,702
Palantir Technologies, Cl A *	92,256	10,764
Samsara, Cl A *	152,414	4,943
Sandisk *	20,656	46,966
TD SYNNEX	78,690	21,037
Western Digital	17,688	11,298
		630,100
Materials — 1.7%
Newmont	275,961	25,775

Utilities — 1.4%
Entergy	182,287	20,938

Total Common Stock
(Cost $1,152,922) ($ Thousands)		1,494,109
Total Investments in Securities — 99.6%
(Cost $1,152,922) ($ Thousands)		$1,494,109

Percentages are based on Net Assets of $1,500,706 ($ Thousands).
*	Non-income producing security.
†	Formerly SEI Enhanced U.S. Large Cap Momentum Factor ETF, effective June 8, 2026.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

See “Glossary” for Abbreviations.

4	SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

SEI QiM U.S. Large Cap Quality Active ETF†

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.6%

Communication Services — 7.6%
Alphabet, Cl C	59,066	$20,870
Match Group	126,798	4,824
Meta Platforms, Cl A	44,039	24,807
		50,501
Consumer Discretionary — 15.9%
Airbnb, Cl A *	77,676	11,115
Amazon.com *	16,081	3,833
AutoZone *	394	1,259
Booking Holdings	90,298	16,095
Domino's Pizza	19,646	5,816
eBay	88,779	9,921
H&R Block	83,482	3,179
Home Depot	2,938	1,036
McDonald's	19,864	5,369
NVR *	685	4,667
O'Reilly Automotive *	27,754	2,556
TJX	107,376	16,268
Ulta Beauty *	20,012	9,025
Yum! Brands	95,300	15,235
		105,374
Consumer Staples — 10.3%
Altria Group	244,506	17,592
Coca-Cola	60,644	4,929
Colgate-Palmolive	173,255	15,884
Kimberly-Clark	34,143	3,748
Monster Beverage *	38,363	3,687
Philip Morris International	34,778	6,292
Procter & Gamble	111,450	16,343
		68,475
Financials — 8.1%
Mastercard, Cl A	33,616	17,265
Moody's	30,273	13,711
MSCI, Cl A	5,766	3,229
Visa, Cl A	57,454	19,712
		53,917
Health Care — 9.9%
Edwards Lifesciences *	66,917	6,053
Exelixis *	70,507	3,836
IDEXX Laboratories *	2,981	1,569
Johnson & Johnson	101,965	25,896
Mettler-Toledo International *	2,461	3,144
ResMed	69,334	13,512
Vertex Pharmaceuticals *	18,222	9,052
Zoetis, Cl A	36,438	2,619
		65,681
Industrials — 11.2%
A O Smith	58,482	3,668
Cintas	7,830	1,332
Donaldson	60,042	5,390
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Fastenal	53,715	$2,580
Graco	92,632	7,004
Illinois Tool Works	54,743	14,806
Otis Worldwide	192,482	13,782
Paychex	8,458	832
Rollins	15,405	643
Snap-on	25,364	10,206
Verisk Analytics, Cl A	53,878	9,673
WW Grainger	3,067	4,172
		74,088
Information Technology — 36.6%
Adobe *	58,072	11,906
Apple	164,906	47,717
Autodesk *	61,498	11,956
Cadence Design Systems *	4,096	1,537
Cisco Systems	204,700	24,044
Dolby Laboratories, Cl A	31,307	1,646
F5 *	31,730	13,198
Fair Isaac *	1,077	1,287
Fortinet *	18,915	2,906
KLA	20,052	6,050
Lam Research	14,880	6,448
Manhattan Associates *	30,843	4,295
Microsoft	106,425	39,699
Motorola Solutions	6,552	2,721
NVIDIA	231,824	46,386
QUALCOMM	45,337	8,378
VeriSign	50,503	12,704
		242,878

Total Common Stock
(Cost $619,653) ($ Thousands)		660,914
Total Investments in Securities — 99.6%
(Cost $619,653) ($ Thousands)		$660,914

Percentages are based on Net Assets of $663,754 ($ Thousands).
*	Non-income producing security.
†	Formerly SEI Enhanced U.S. Large Cap Quality Factor ETF, effective June 8, 2026.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

See “Glossary” for Abbreviations.

SEI Exchange Traded Funds	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

SEI QiM U.S. Large Cap Value Active ETF†

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.2%

Communication Services — 9.8%
Alphabet, Cl C	113,066	$39,950
AT&T	1,052,703	21,791
Comcast, Cl A	193,645	4,754
Fox	187,104	9,759
Fox, Cl B	124,119	5,814
Liberty Global, Cl A *	113,223	1,287
Match Group	250,387	9,527
Meta Platforms, Cl A	3,983	2,244
Millicom International Cellular	94,442	8,572
Nexstar Media Group, Cl A	13,337	2,382
Omnicom Group	58,536	4,263
Sirius XM Holdings	96,489	2,850
Verizon Communications	714,434	30,249
ZoomInfo Technologies, Cl A *	283,567	831
		144,273
Consumer Discretionary — 9.2%
ADT	482,785	3,138
Amazon.com *	23,390	5,575
BorgWarner	202,985	13,478
Carnival	487,966	13,941
Expedia Group	51,601	13,204
Ford Motor	1,921,395	26,707
General Motors	430,312	33,168
H&R Block	139,497	5,312
Lear	48,953	6,563
Macy's	254,701	5,998
Travel + Leisure	61,030	4,665
Versigent *	75,700	3,180
		134,929
Consumer Staples — 3.8%
Albertsons, Cl A	381,502	5,162
Archer-Daniels-Midland	112,230	8,574
Ingredion	60,225	5,704
Kroger	366,638	20,360
Post Holdings *	47,325	4,177
Seaboard	115	513
Target	37,400	4,885
US Foods Holding *	71,219	7,282
		56,657
Energy — 2.3%
APA	337,218	10,983
Devon Energy	519,752	21,476
HF Sinclair	27,433	1,911
		34,370
Financials — 18.1%
Affiliated Managers Group	27,909	9,444
Ally Financial	294,694	13,541
Axis Capital Holdings	69,592	7,477
Bank OZK	95,597	4,980
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Capital One Financial	19,500	$3,912
Citigroup	211,258	29,568
Corebridge Financial	264,878	7,583
Everest Group	43,400	15,504
Globe Life	9,310	1,664
Lincoln National	159,720	5,646
Old Republic International	106,532	4,359
OneMain Holdings, Cl A	105,912	6,457
Popular	64,398	10,573
Prudential Financial	272,467	29,407
Regions Financial	696,076	21,021
Reinsurance Group of America	67,034	14,255
RenaissanceRe Holdings	43,950	13,928
Rithm Capital ‡	445,793	4,186
Synchrony Financial	372,197	28,306
Unum Group	176,419	15,772
Western Union	312,500	2,406
XP, Cl A	416,167	6,767
Zions Bancorp	125,800	8,704
		265,460
Health Care — 12.1%
Bristol-Myers Squibb	194,788	11,224
Cardinal Health	153,301	36,418
Cencora	21,566	6,103
CVS Health	64,102	6,631
DaVita *	3,544	788
Exelixis *	63,476	3,454
GE HealthCare Technologies	15,604	999
Gilead Sciences	125,959	15,914
HCA Healthcare	32,446	12,650
Incyte *	91,700	10,395
Jazz Pharmaceuticals *	55,044	13,264
McKesson	18,329	13,849
Medtronic	12,388	969
Pfizer	401,482	9,668
Solventum *	22,037	1,700
Tenet Healthcare *	76,818	14,371
Universal Health Services, Cl B	54,871	8,159
Viatris, Cl W	703,944	11,179
		177,735
Industrials — 4.5%
AECOM	22,100	1,543
American Airlines Group *	599,521	10,833
Delta Air Lines	135,134	12,657
Leidos Holdings	92,279	9,502
Lockheed Martin	3,479	1,772
Ryder System	19,386	5,113
Textron	14,039	1,288
United Airlines Holdings *	168,141	22,866
		65,574

6	SEI Exchange Traded Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Information Technology — 30.5%
Adobe *	114,201	$23,413
Amdocs	110,892	5,604
Amkor Technology	101,511	8,753
Apple	144,469	41,804
Arrow Electronics *	63,797	13,615
Avnet	84,510	7,506
Cirrus Logic *	16,796	2,495
Cognizant Technology Solutions, Cl A	242,890	9,407
Dell Technologies, Cl C	42,198	18,207
Dolby Laboratories, Cl A	60,206	3,166
Dropbox, Cl A *	182,656	5,018
DXC Technology *	172,228	1,524
F5 *	27,791	11,560
Flex *	226,388	36,691
Gen Digital	562,879	14,010
Hewlett Packard Enterprise	412,496	18,608
HP	481,100	10,555
Micron Technology	39,946	46,109
Microsoft	75,509	28,166
NetApp	186,647	28,885
NVIDIA	261,698	52,363
Pegasystems	88,999	2,667
QUALCOMM	116,391	21,508
RingCentral, Cl A	41,196	1,606
Skyworks Solutions	47,767	3,239
TD SYNNEX	51,319	13,720
Teradata *	93,059	3,225
Vontier	135,932	3,942
Zoom Communications, Cl A *	114,442	9,877
		447,243
Materials — 1.6%
Alcoa	119,095	6,210
Crown Holdings	108,634	12,147
Newmont	56,142	5,244
		23,601
Utilities — 7.3%
Consolidated Edison	84,779	9,379
Edison International	408,667	30,425
Exelon	548,462	25,569
FirstEnergy	72,361	3,440
MDU Resources Group	190,384	4,038
NRG Energy	67,043	9,792
PG&E	923,190	15,528
Public Service Enterprise Group	18,500	1,502
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
UGI	203,359	$7,024
		106,697

Total Common Stock
(Cost $1,188,927) ($ Thousands)		1,456,539
Total Investments in Securities — 99.2%
(Cost $1,188,927) ($ Thousands)		$1,456,539

Percentages are based on Net Assets of $1,468,175 ($ Thousands).
*	Non-income producing security.
†	Formerly SEI Enhanced U.S. Large Cap Value Factor ETF, effective June 8, 2026.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.

See “Glossary” for Abbreviations.

SEI Exchange Traded Funds	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

SEI Select Emerging Markets Equity ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 95.0%
Australia — 0.3%
Materials — 0.3%
Anglogold Ashanti	22,840	$1,850

Brazil — 2.2%
Communication Services — 0.6%
Telefonica Brasil	268,930	1,766
TIM	391,170	1,660
		3,426
Consumer Discretionary — 0.9%
Cyrela Brazil Realty Empreendimentos e Participacoes	215,160	950
Lojas Renner	326,800	933
Ultrapar Participacoes	365,282	1,839
Vibra Energia	308,917	1,781
		5,503
Consumer Staples — 0.2%
Natura Cosmeticos *	322,201	539
Raia Drogasil	207,029	671
		1,210
Energy — 0.1%
PRIO *	79,100	798

Financials — 0.3%
Banco BTG Pactual	85,780	901
Brasil Bolsa Balcao	271,300	761
		1,662
Utilities — 0.1%
CPFL Energia	106,067	915
Total Brazil		13,514

Chile — 0.8%
Consumer Discretionary — 0.1%
Falabella	125,820	785

Financials — 0.2%
Banco de Chile	6,445,082	1,262

Industrials — 0.3%
Latam Airlines Group	58,121,003	1,690

Real Estate — 0.2%
Plaza	232,565	958
Total Chile		4,695

China — 20.2%
Communication Services — 4.4%
Baidu, Cl A *	86,973	1,216
Hello Group ADR	95,895	556
JOYY ADR	15,973	1,054
NetEase	286,872	7,404
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Tencent Holdings	296,131	$16,230
		26,460
Consumer Discretionary — 5.0%
Alibaba Group Holding	701,495	8,306
China Tourism Group Duty Free, Cl H	76,300	463
Geely Automobile Holdings	1,430,920	3,076
H World Group ADR	18,400	768
Haier Smart Home, Cl H	424,293	1,081
Hangzhou Robam Appliances, Cl A	308,200	664
JD.com, Cl A	216,055	2,734
Li Ning	657,100	1,233
Meituan, Cl B *	64,285	562
Midea Group, Cl A	99,700	1,110
Midea Group, Cl H	129,200	1,361
New Oriental Education & Technology Group	470,100	2,151
PDD Holdings ADR *	26,285	2,005
TCL Electronics Holdings	631,900	1,039
Trip.com Group *	38,130	1,515
Vipshop Holdings ADR	155,764	2,065
		30,133
Consumer Staples — 1.0%
Anjoy Foods Group, Cl A	70,200	830
Foshan Haitian Flavouring & Food, Cl A	211,400	1,033
Foshan Haitian Flavouring & Food, Cl H	205,600	783
Hengan International Group	303,900	842
JD Health International *	243,700	1,021
Nongfu Spring, Cl H	159,500	806
Want Want China Holdings	1,907,300	824
		6,139
Energy — 0.2%
PetroChina, Cl H	1,006,600	1,088

Financials — 3.4%
Agricultural Bank of China, Cl H	1,876,800	1,278
China CITIC Bank, Cl H	2,052,000	1,740
China Construction Bank, Cl A	895,500	1,271
China Life Insurance, Cl H	893,505	3,038
China Pacific Insurance Group, Cl A	142,200	598
China Pacific Insurance Group, Cl H	198,565	681
China Taiping Insurance Holdings	350,700	806
Chongqing Rural Commercial Bank, Cl H	1,115,000	822
CITIC Securities, Cl H	257,800	896
FinVolution Group ADR	71,039	340
Hithink RoyalFlush Information Network, Cl A	27,860	989
Industrial & Commercial Bank of China, Cl H	2,651,117	2,174
New China Life Insurance, Cl A	86,000	756
New China Life Insurance, Cl H	209,500	1,229
People's Insurance Group of China, Cl H	2,511,131	1,502
Ping An Insurance Group of China, Cl H	342,271	2,228
		20,348

8	SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

SEI Select Emerging Markets Equity ETF (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Health Care — 0.7%
Hansoh Pharmaceutical Group	423,700	$1,600
WuXi AppTec, Cl A	69,300	1,272
WuXi AppTec, Cl H	62,400	1,223
		4,095
Industrials — 2.7%
Airtac International Group	50,350	2,110
Centre Testing International Group, Cl A	1,054,778	2,154
Contemporary Amperex Technology, Cl A	70,900	4,107
COSCO SHIPPING Holdings, Cl A	546,400	1,068
COSCO SHIPPING Holdings, Cl H	935,000	1,551
JD Logistics *	1,151,900	1,726
Sany Heavy Industry, Cl A	282,400	719
Yangzijiang Shipbuilding Holdings	469,506	1,241
Zoomlion Heavy Industry Science and Technology, Cl H	963,600	848
ZTO Express Cayman	53,600	1,173
		16,697
Information Technology — 1.6%
Chaozhou Three-Circle Group, Cl A	56,500	1,390
Eoptolink Technology, Cl A	15,440	1,381
Lenovo Group	528,300	1,551
Shengyi Technology, Cl A	78,100	1,996
Zhongji Innolight, Cl A	18,500	3,462
		9,780
Materials — 0.7%
China Hongqiao Group	198,595	508
CMOC Group, Cl A	396,700	1,026
Fufeng Group	848,500	512
Zijin Mining Group, Cl A	428,300	1,587
Zijin Mining Group, Cl H	276,200	965
		4,598
Real Estate — 0.2%
China Resources Land	260,430	996

Utilities — 0.3%
Beijing Enterprises Holdings	201,000	689
Guangdong Investment	1,033,700	1,023
		1,712
Total China		122,046

Egypt — 0.6%
Financials — 0.6%
Commercial International Bank	1,445,001	3,745

Greece — 0.8%
Communication Services — 0.2%
Hellenic Telecommunications Organization	50,549	1,123

Consumer Discretionary — 0.2%
Allwyn	62,239	991
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Financials — 0.2%
Eurobank	335,188	$1,596

Materials — 0.2%
Titan	19,770	1,174
Total Greece		4,884

Hong Kong — 0.3%
Consumer Staples — 0.3%
WH Group	1,871,540	1,978

Hungary — 1.5%
Energy — 0.2%
MOL Hungarian Oil & Gas	114,424	1,360

Financials — 1.0%
OTP Bank Nyrt	40,474	5,974

Health Care — 0.3%
Richter Gedeon Nyrt	46,460	1,798
Total Hungary		9,132

India — 8.1%
Communication Services — 0.3%
Bharti Airtel	40,295	788
Indus Towers *	188,237	779
		1,567
Consumer Discretionary — 1.2%
Eicher Motors	15,227	1,138
Hero MotoCorp	39,459	1,998
Mahindra & Mahindra	30,998	1,005
Maruti Suzuki India	8,447	1,260
MRF	595	803
Samvardhana Motherson International	777,700	1,217
		7,421
Consumer Staples — 0.6%
Marico	255,562	2,258
Nestle India	80,780	1,199
		3,457
Energy — 1.2%
Bharat Petroleum	377,361	1,210
Coal India	240,000	1,113
Great Eastern Shipping	69,370	1,087
Oil & Natural Gas	1,408,844	3,496
Vedanta Oil and Gas *	244,430	83
		6,989
Financials — 2.2%
Bank of Baroda	598,293	1,722
Canara Bank	1,404,503	1,862
General Insurance	128,412	493
HDFC Bank	273,235	2,303

SEI Exchange Traded Funds	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

SEI Select Emerging Markets Equity ETF (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
ICICI Bank ADR	48,147	$1,398
Karur Vysya Bank	290,830	910
LIC Housing Finance	212,019	1,263
Muthoot Finance	68,627	2,173
Shriram Finance	124,521	1,371
		13,495
Health Care — 1.0%
Aurobindo Pharma	81,231	1,355
Dr Reddy's Laboratories	233,985	3,355
Sun Pharmaceutical Industries	81,090	1,595
		6,305
Information Technology — 0.4%
Infosys ADR	204,171	2,142

Materials — 1.2%
Hindalco Industries	180,524	1,824
National Aluminium	477,010	1,711
NMDC	1,406,559	1,266
Vedanta	475,230	1,410
Vedanta Aluminium Metal *	244,430	1,158
Vedanta Iron and Steel *	244,430	91
		7,460
Utilities — 0.0%
Vedanta Power *	244,430	104
Total India		48,940

Indonesia — 0.8%
Communication Services — 0.1%
Telkom Indonesia Persero	4,918,125	646

Consumer Staples — 0.2%
Indofood Sukses Makmur	2,538,400	948

Energy — 0.1%
United Tractors	494,430	636

Financials — 0.2%
Bank Central Asia	2,656,923	825
Bank Rakyat Indonesia Persero	3,940,807	602
		1,427
Industrials — 0.1%
Astra International	3,159,203	799

Utilities — 0.1%
Perusahaan Gas Negara	5,938,874	453
Total Indonesia		4,909

Kuwait — 0.3%
Communication Services — 0.3%
Mobile Telecommunications KSCP	970,915	1,912
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Malaysia — 0.2%
Financials — 0.1%
Public Bank	701,850	$826

Industrials — 0.1%
Zetrix Ai	3,639,703	679
Total Malaysia		1,505

Mexico — 2.1%
Consumer Staples — 0.7%
Fomento Economico Mexicano	329,078	4,209

Financials — 1.2%
Banco del Bajio	425,170	1,378
Gentera	332,428	721
Grupo Financiero Banorte, Cl O	525,146	5,566
		7,665
Materials — 0.2%
Cemex	862,800	1,037
Total Mexico		12,911

Philippines — 0.5%
Financials — 0.2%
Metropolitan Bank & Trust	837,184	887

Industrials — 0.3%
International Container Terminal Services	130,467	1,892
Total Philippines		2,779

Poland — 1.6%
Consumer Discretionary — 0.2%
Allegro.eu *	124,000	1,247

Energy — 0.3%
ORLEN	51,144	1,723

Financials — 1.0%
Alior Bank	32,620	1,128
Bank Polska Kasa Opieki	76,169	4,636
		5,764
Utilities — 0.1%
Enea	145,579	751
Total Poland		9,485

Qatar — 0.4%
Communication Services — 0.3%
Ooredoo QPSC	548,146	1,995

Real Estate — 0.1%
Barwa Real Estate	809,504	525
Total Qatar		2,520

10	SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

SEI Select Emerging Markets Equity ETF (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Saudi Arabia — 1.5%
Communication Services — 0.2%
Etihad Etisalat	94,736	$1,524

Energy — 0.4%
Saudi Arabian Oil	343,600	2,389

Financials — 0.5%
Riyad Bank	565,199	2,995

Materials — 0.3%
SABIC Agri-Nutrients	49,091	1,618

Real Estate — 0.1%
Arabian Centres	135,745	617
Total Saudi Arabia		9,143

South Africa — 3.8%
Communication Services — 0.6%
Group	203,100	2,824
Vodacom Group	108,305	1,003
		3,827
Consumer Discretionary — 0.5%
Naspers, Cl N	65,140	3,261

Consumer Staples — 0.9%
AVI	253,017	1,552
Bid	52,365	1,427
Shoprite Holdings	67,600	1,216
Tiger Brands	70,680	1,277
		5,472
Energy — 0.2%
Exxaro Resources	80,090	992

Financials — 0.7%
Absa Group	105,459	1,467
Capitec Bank Holdings	4,569	1,324
Discovery	70,100	1,130
		3,921
Materials — 0.6%
Anglo American	22,253	1,100
Harmony Gold Mining	68,101	1,039
Kumba Iron Ore	52,846	938
Valterra Platinum	10,500	709
		3,786
Real Estate — 0.3%
Growthpoint Properties ‡	965,699	1,016
Resilient REIT ‡	202,794	1,031
		2,047
Total South Africa		23,306
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
South Korea — 22.1%
Communication Services — 0.5%
Krafton	6,100	$929
KT ADR	44,486	769
LG Uplus	132,694	1,199
		2,897
Consumer Discretionary — 1.6%
Hankook Tire & Technology	38,447	1,536
Hyundai Mobis	3,848	1,242
Hyundai Motor	2,600	831
Kia	24,257	2,161
LG Electronics	16,304	2,136
Shinsegae	2,900	1,413
		9,319
Consumer Staples — 0.6%
APR	6,100	1,518
KT&G	9,374	1,026
Orion	13,200	1,124
		3,668
Financials — 2.1%
Hana Financial Group	51,803	3,832
KB Financial Group	14,396	1,477
Korea Investment Holdings	6,849	977
Samsung Fire & Marine Insurance	2,800	1,117
Samsung Life Insurance	4,600	1,191
Shinhan Financial Group	50,815	3,142
Woori Financial Group	60,408	1,131
		12,867
Industrials — 4.3%
Doosan Bobcat	28,100	1,119
GS Holdings	26,946	1,153
HD Korea Shipbuilding & Offshore Engineering	3,700	836
Hyundai Rotem	5,434	607
Samsung C&T	4,200	1,270
Samsung E&A	28,900	888
SK	11,691	6,293
SK Square	12,394	13,576
		25,742
Information Technology — 12.9%
PSK	12,900	1,633
Samsung Electro-Mechanics	2,889	4,072
Samsung Electronics	198,807	42,859
SK Hynix	17,424	29,803
		78,367
Materials — 0.1%
LG Chemical	4,400	795
Total South Korea		133,655

SEI Exchange Traded Funds	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

SEI Select Emerging Markets Equity ETF (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Taiwan — 24.1%
Communication Services — 0.3%
Chunghwa Telecom	235,101	$1,044
International Games System	40,800	1,011
		2,055
Consumer Staples — 0.3%
Uni-President Enterprises	624,113	1,459

Financials — 0.5%
Cathay Financial Holding	426,700	1,317
CTBC Financial Holding	867,472	1,933
		3,250
Industrials — 0.7%
Bizlink Holding	15,600	938
Eva Airways	1,138,335	1,605
United Integrated Services	35,800	1,483
		4,026
Information Technology — 22.3%
Accton Technology	21,900	1,715
Advantech	151,248	2,336
AP Memory Technology	38,000	1,190
ASE Technology Holding	106,900	2,282
ASPEED Technology	3,803	1,969
Asustek Computer	84,468	1,856
Chroma ATE	31,862	2,160
Delta Electronics	127,110	7,781
Elite Material	7,400	1,252
Genius Electronic Optical	60,832	1,258
Grand Process Technology	9,500	1,083
Hon Hai Precision Industry	377,103	2,971
Hon Precision	6,500	1,320
King Slide Works	6,598	1,524
Largan Precision	9,644	1,299
MediaTek	71,248	9,494
Nanya Technology *	102,400	1,455
Novatek Microelectronics	175,400	2,946
Pegatron	390,800	1,028
Sinbon Electronics	118,800	1,225
Synnex Technology International	408,400	1,168
Taiwan Semiconductor Manufacturing	914,446	69,179
Tripod Technology	118,342	1,924
United Microelectronics	574,900	2,969
Winbond Electronics	237,500	1,547
Wiwynn	19,400	2,823
Yageo	200,992	7,193
		134,947
Total Taiwan		145,737

Thailand — 0.9%
Energy — 0.5%
PTT Exploration & Production NVDR	688,996	2,779
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Financials — 0.2%
Kasikornbank NVDR	167,618	$1,100

Information Technology — 0.2%
Delta Electronics Thailand NVDR	138,000	1,350
Total Thailand		5,229

Turkey — 0.4%
Communication Services — 0.1%
Turkcell Iletisim Hizmetleri	365,480	841

Financials — 0.1%
Yapi ve Kredi Bankasi *	1,047,828	902

Industrials — 0.2%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret	154,700	917
Total Turkey		2,660

United Arab Emirates — 1.5%
Financials — 0.7%
Dubai Islamic Bank PJSC	488,199	990
Emirates NBD Bank PJSC	243,538	1,960
First Abu Dhabi Bank PJSC	265,395	1,229
		4,179
Real Estate — 0.8%
Emaar Development PJSC	533,280	2,007
Emaar Properties PJSC	823,940	2,674
		4,681
Total United Arab Emirates		8,860

Total Common Stock
(Cost $431,264) ($ Thousands)		575,395

PREFERRED STOCK — 2.4%
Brazil — 1.6%
Consumer Discretionary — 0.0%
Cyrela Brazil Realty Empreendimentos e Participacoes*(A)	57,790	239

Energy — 0.8%
Petroleo Brasileiro - Petrobras(A)	681,977	4,976

Financials — 0.8%
Banco Bradesco (A)	305,729	1,067
Itau Unibanco Holding (A)	231,460	1,891
Itausa(A)	634,463	1,642
		4,600
Total Brazil		9,815

South Korea — 0.8%
Consumer Discretionary — 0.2%
Hyundai Motor(A)	7,211	1,010

12	SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

SEI Select Emerging Markets Equity ETF (Continued)

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Information Technology — 0.6%
Samsung Electronics(A)	27,067	$3,704
Total South Korea		4,714

Total Preferred Stock
(Cost $10,049) ($ Thousands)		14,529

EXCHANGE-TRADED FUND — 2.2%
United States — 2.2%
International Equity — 2.2%
iShares Core MSCI Emerging Markets ETF	158,300	13,114

Total Exchange-Traded Fund
(Cost $13,009) ($ Thousands)		13,114
Total Investments in Securities — 99.6%
(Cost $454,322) ($ Thousands)		$603,038

Percentages are based on Net Assets of $605,733 ($ Thousands).
*	Non-income producing security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.
(A)	No interest rate available.

See “Glossary” for Abbreviations.

SEI Exchange Traded Funds	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

SEI Select International Equity ETF

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† — 100.1%
Australia — 2.3%
Consumer Discretionary — 0.3%
Aristocrat Leisure	40,679	$1,727
Lottery	378,854	1,512
		3,239
Energy — 0.3%
Woodside Energy Group	88,141	1,723
Yancoal Australia	305,354	1,161
		2,884
Financials — 0.5%
Medibank Pvt	667,924	2,300
National Australia Bank	48,754	1,279
QBE Insurance Group	104,094	1,816
		5,395
Health Care — 0.2%
Ansell	80,677	1,774

Industrials — 0.1%
Brambles	103,008	1,390

Information Technology — 0.1%
Codan	53,800	1,645

Materials — 0.5%
Fortescue	113,731	1,509
Perseus Mining	477,172	1,587
Ramelius Resources	617,705	1,249
Rio Tinto	14,700	1,757
		6,102
Real Estate — 0.3%
Charter Hall Group ‡	144,574	2,290
Dexus ‡	274,415	1,027
		3,317
Total Australia		25,746

Austria — 1.3%
Energy — 0.2%
OMV	26,786	1,689

Financials — 0.8%
Erste Group Bank	52,084	6,973
Raiffeisen Bank International	29,933	1,911
		8,884
Industrials — 0.1%
ANDRITZ	17,045	1,473

Materials — 0.2%
voestalpine	53,963	2,520
Total Austria		14,566
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Belgium — 1.2%
Financials — 0.8%
Ageas	23,659	$1,894
KBC Group	48,544	6,621
		8,515
Health Care — 0.3%
UCB	9,681	2,900

Materials — 0.1%
Umicore	66,008	1,527
Total Belgium		12,942

Brazil — 0.2%
Materials — 0.2%
Yara International	37,516	1,651

China — 0.6%
Consumer Staples — 0.1%
Wilmar International	521,946	1,457

Industrials — 0.5%
SITC International Holdings	546,268	2,186
Yangzijiang Shipbuilding Holdings	1,005,397	2,658
		4,844
Total China		6,301

Denmark — 1.6%
Financials — 1.1%
Danske Bank	143,513	7,687
Jyske Bank	11,032	1,594
Ringkjoebing Landbobank	10,667	2,529
		11,810
Industrials — 0.4%
AP Moller - Maersk, Cl A	736	1,700
ISS	48,081	1,968
Per Aarsleff Holding	11,190	1,261
		4,929
Information Technology — 0.1%
Netcompany Group *	27,786	1,266
Total Denmark		18,005

Finland — 1.0%
Energy — 0.3%
Neste	96,372	3,156

Financials — 0.2%
Nordea Bank Abp	88,278	1,675

Health Care — 0.1%
Orion, Cl B	18,878	1,553

14	SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

SEI Select International Equity ETF (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Industrials — 0.4%
Kone, Cl B	73,027	$4,155

Information Technology — 0.0%
Nokia	35,751	472
Total Finland		11,011

France — 9.0%
Communication Services — 0.9%
Canal+	427,715	1,388
Orange	12,142	229
Publicis Groupe	83,666	8,270
		9,887
Consumer Discretionary — 1.7%
Accor	48,601	2,825
Cie Generale des Etablissements Michelin SCA	191,508	7,390
Hermes International SCA	565	1,032
LVMH Moet Hennessy Louis Vuitton	13,184	7,297
		18,544
Consumer Staples — 0.3%
Carrefour	99,786	1,854
L'Oreal	3,593	1,576
		3,430
Energy — 0.7%
TotalEnergies	102,232	7,951

Financials — 1.2%
Amundi	32,496	3,119
AXA	33,738	1,691
BNP Paribas	20,768	2,425
SCOR	41,819	1,518
Societe Generale	54,439	4,816
		13,569
Health Care — 0.9%
Ipsen	10,350	1,998
Sanofi	84,532	7,256
		9,254
Industrials — 2.4%
Airbus	15,092	3,357
Bouygues	30,143	1,682
Eiffage	17,913	2,644
Legrand	10,441	1,763
Rexel	180,306	7,877
Safran	13,179	5,198
Schneider Electric	5,252	1,714
Teleperformance	44,564	2,342
		26,577
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Materials — 0.2%
Arkema	35,355	$2,229

Real Estate — 0.4%
Covivio ‡	28,073	1,721
Klepierre ‡	64,564	2,700
		4,421
Utilities — 0.3%
Engie	112,260	3,541
Total France		99,403

Georgia — 0.2%
Financials — 0.2%
Lion Finance Group	11,117	1,672

Germany — 7.2%
Communication Services — 0.5%
CTS Eventim & KGaA	23,409	1,366
Deutsche Telekom	150,505	4,104
		5,470
Consumer Discretionary — 0.5%
Continental	32,728	2,700
Mercedes-Benz Group	46,813	2,351
		5,051
Financials — 1.4%
Commerzbank	102,727	4,373
Deutsche Bank	41,269	1,398
Deutsche Boerse	25,653	7,004
flatexDEGIRO	34,760	1,490
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	2,015	1,125
		15,390
Health Care — 1.2%
Bayer	124,148	6,871
Fresenius Medical Care	88,171	3,992
Merck KGaA	15,300	2,569
		13,432
Industrials — 1.7%
Daimler Truck Holding	141,979	6,850
Deutsche Lufthansa	150,237	1,719
GEA Group	22,271	1,529
Siemens Energy	47,795	9,060
		19,158
Information Technology — 1.0%
AIXTRON	27,306	1,643
Jenoptik	31,100	1,669
SAP	47,217	7,234
		10,546

SEI Exchange Traded Funds	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

SEI Select International Equity ETF (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Materials — 0.6%
BASF	84,547	$4,522
Evonik Industries	137,741	2,501
		7,023
Utilities — 0.3%
E.ON	83,280	1,716
RWE	33,463	2,166
		3,882
Total Germany		79,952

Guatemala — 0.2%
Communication Services — 0.2%
Millicom International Cellular	18,600	1,688

Hong Kong — 1.3%
Consumer Staples — 0.1%
WH Group	1,414,392	1,495

Financials — 0.7%
AIA Group	556,042	5,066
Futu Holdings ADR	20,254	1,899
Hong Kong Exchanges & Clearing	26,608	1,232
		8,197
Industrials — 0.2%
Techtronic Industries	106,964	1,766

Real Estate — 0.3%
CK Asset Holdings	354,959	2,000
Sun Hung Kai Properties	93,560	1,340
		3,340
Total Hong Kong		14,798

Indonesia — 0.1%
Industrials — 0.1%
Jardine Matheson Holdings	26,797	1,648

Ireland — 1.7%
Consumer Staples — 0.2%
Glanbia	71,906	2,011

Financials — 1.5%
AIB Group	814,122	9,564
Bank of Ireland Group	376,275	7,496
		17,060
Total Ireland		19,071

Israel — 1.1%
Financials — 0.9%
Bank Hapoalim	65,268	1,503
Bank Leumi Le-Israel	245,610	5,484
Israel Discount Bank, Cl A	131,621	1,303
Telephone Aviv Stock Exchange	29,909	1,240
		9,530
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Health Care — 0.1%
Teva Pharmaceutical Industries ADR *	48,304	$1,637

Information Technology — 0.1%
Tower Semiconductor *	6,000	1,539
Total Israel		12,706

Italy — 4.4%
Consumer Discretionary — 0.2%
Lottomatica Group Spa	56,897	1,580
Technogym	68,866	1,197
		2,777
Consumer Staples — 0.4%
Coca-Cola HBC	69,995	4,571

Energy — 0.8%
Eni	302,775	7,138
Tenaris	61,123	1,692
		8,830
Financials — 2.5%
FinecoBank Banca Fineco	59,318	1,489
Generali	83,442	4,065
Intesa Sanpaolo	861,598	5,900
Poste Italiane	79,362	2,597
UniCredit	113,442	10,150
Unipol Assicurazioni	107,625	3,004
		27,205
Health Care — 0.1%
Recordati Industria Chimica e Farmaceutica	19,824	1,162

Utilities — 0.4%
A2A	518,615	1,340
Enel	288,121	3,312
		4,652
Total Italy		49,197

Japan — 23.8%
Communication Services — 0.1%
SKY Perfect JSAT	63,244	1,042

Consumer Discretionary — 5.2%
Aisin	80,001	1,076
Asics	131,115	3,529
Bandai Namco Holdings	68,432	1,593
Bridgestone	146,988	3,084
Fast Retailing	14,786	7,534
Food & Life	73,792	2,216
Haseko	125,633	2,198
Honda Motor	285,507	2,600
Iida Group Holdings	132,102	1,774
Mazda Motor	168,856	1,131
Niterra	60,407	3,979

16	SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

SEI Select International Equity ETF (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Rinnai	60,446	$1,324
Ryohin Keikaku	139,205	3,031
Sankyo	90,207	876
Sekisui House	78,996	1,644
Shimamura	57,177	1,175
Subaru	99,413	1,462
Sumitomo Electric Industries	427,928	7,707
Suzuki Motor	289,422	3,482
Toyoda Gosei	53,399	1,680
USS	195,342	2,287
Yokohama Rubber	40,073	1,786
		57,168
Consumer Staples — 0.6%
Aeon	151,488	1,250
Japan Tobacco	44,855	1,659
Suntory Beverage & Food	125,122	3,462
		6,371
Energy — 0.2%
ENEOS Holdings	180,221	1,327
Inpex	70,901	1,425
		2,752
Financials — 1.6%
Fukuoka Financial Group	55,439	2,332
Japan Post Holdings	220,415	2,941
Japan Post Insurance	165,760	1,557
Mitsubishi UFJ Financial Group	237,387	4,684
Resona Holdings	226,708	2,938
Sumitomo Mitsui Financial Group	85,382	3,334
		17,786
Health Care — 2.2%
Asahi Intecc	84,100	1,966
Chugai Pharmaceutical	40,984	1,900
Hoya	17,470	2,790
Olympus	293,130	3,064
Ono Pharmaceutical	107,579	1,581
Otsuka Holdings	74,958	4,983
Santen Pharmaceutical	144,556	1,897
Shionogi	271,986	4,668
Takeda Pharmaceutical	51,232	1,625
		24,474
Industrials — 6.1%
AGC	39,808	1,706
Central Japan Railway	97,080	2,072
COMSYS Holdings	45,373	1,522
Daikin Industries	52,393	7,958
EXEO Group	92,028	1,564
Fujikura	45,699	1,754
Furukawa Electric	51,100	1,487
INFRONEER Holdings	101,692	1,675
Kajima	111,619	4,033
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Kamigumi	49,280	$1,543
Kinden	40,167	1,964
Komatsu	40,644	1,571
Kubota	350,682	5,794
MINEBEA MITSUMI	218,285	6,388
Mitsubishi Electric	115,624	4,180
NGK Insulators	86,151	3,992
Obayashi	167,359	3,354
Penta-Ocean Construction	142,932	1,494
Recruit Holdings	74,634	5,203
Sekisui Chemical	116,636	1,860
Toyota Tsusho	173,430	6,379
		67,493
Information Technology — 5.1%
Advantest	8,906	1,772
Anritsu	60,485	1,636
BIPROGY	35,977	945
Brother Industries	61,332	1,385
Canon	122,054	3,114
Citizen Watch	121,168	1,804
FUJIFILM Holdings	275,228	5,898
Keyence	14,389	7,177
Kyocera	208,200	4,562
Murata Manufacturing	137,276	9,625
NEC	63,666	1,538
Obic	143,236	3,369
Ricoh	176,355	1,526
Seiko Epson	89,513	1,485
TDK	335,252	7,364
TIS	85,100	1,658
Yokogawa Electric	46,516	1,613
		56,471
Materials — 1.6%
JFE Holdings	110,523	1,061
Kobe Steel	99,061	1,141
Mitsubishi Chemical Group	268,535	1,865
Mitsui Chemicals	113,880	1,495
Mitsui Kinzoku	5,870	1,537
Nippon Mining	56,781	1,536
Nippon Steel	530,951	1,751
Nitto Denko	72,986	1,424
Oji Holdings	339,200	1,660
Tokyo Ohka Kogyo	34,016	2,369
Tosoh	80,218	1,445
		17,284
Real Estate — 0.6%
Daiwa House Industry	71,563	1,945
Hulic	201,791	2,107
Sumitomo Realty & Development	128,571	2,959
		7,011

SEI Exchange Traded Funds	17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

SEI Select International Equity ETF (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Utilities — 0.5%
Chubu Electric Power	111,672	$2,102
Kansai Electric Power	113,149	1,591
Kyushu Electric Power	117,821	1,191
Tokyo Electric Power Holdings *	281,733	800
		5,684
Total Japan		263,536

Luxembourg — 0.7%
Health Care — 0.3%
Eurofins Scientific	40,970	3,211

Materials — 0.4%
ArcelorMittal	79,643	4,799
Total Luxembourg		8,010

Macao — 0.3%
Consumer Discretionary — 0.3%
Galaxy Entertainment Group	940,205	3,527

Netherlands — 5.4%
Communication Services — 0.2%
Universal Music Group	103,811	2,175

Consumer Staples — 0.5%
Koninklijke Ahold Delhaize	73,465	2,958
Magnum Ice Cream *	165,698	2,887
		5,845
Financials — 1.8%
Aegon	213,187	1,813
Euronext	18,590	2,976
ING Groep	403,730	12,772
NN Group	30,262	2,652
		20,213
Health Care — 0.4%
Koninklijke Philips	151,864	4,125

Industrials — 0.7%
Koninklijke BAM Groep	109,837	1,541
Koninklijke Heijmans NorthV	12,569	1,638
Randstad	54,206	1,562
Wolters Kluwer	45,996	2,968
		7,709
Information Technology — 1.8%
ASML Holding	9,815	19,317
Total Netherlands		59,384

New Zealand — 0.2%
Health Care — 0.2%
Fisher & Paykel Healthcare	77,095	1,711
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Nigeria — 0.1%
Communication Services — 0.1%
Airtel Africa	317,219	$1,379

Norway — 1.4%
Consumer Staples — 0.2%
Orkla	218,940	2,305

Energy — 0.7%
Equinor	256,008	8,111

Financials — 0.3%
DNB Bank	105,298	3,136

Information Technology — 0.2%
Kitron	146,628	1,581
Total Norway		15,133

Portugal — 0.2%
Financials — 0.2%
Banco Comercial Portugues, Cl R	1,492,766	1,766

Singapore — 2.2%
Financials — 1.4%
DBS Group Holdings	35,699	1,805
Oversea-Chinese Banking	406,997	7,800
Singapore Exchange	168,814	3,143
United Overseas Bank	84,231	2,589
		15,337
Industrials — 0.5%
ComfortDelGro	1,423,984	1,476
Singapore Airlines	282,475	1,677
Singapore Technologies Engineering	254,228	2,042
		5,195
Information Technology — 0.2%
STMicroelectronics	28,934	2,133

Real Estate — 0.1%
UOL Group	211,694	1,558
Total Singapore		24,223

South Africa — 0.1%
Materials — 0.1%
Pan African Resources	713,679	905

Spain — 4.0%
Consumer Discretionary — 0.6%
Amadeus IT Group	80,696	4,712
Industria de Diseno Textil	26,434	1,666
		6,378

18	SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

SEI Select International Equity ETF (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Energy — 0.7%
Repsol	302,010	$7,600

Financials — 2.0%
Banco Bilbao Vizcaya Argentaria	324,507	8,114
Banco Santander	663,331	9,164
CaixaBank	342,759	4,854
		22,132
Industrials — 0.6%
ACS Actividades de Construccion y Servicios	68,788	4,728
Aena SME	53,654	1,635
		6,363
Information Technology — 0.1%
Indra Sistemas	27,106	1,485
Total Spain		43,958

Sweden — 2.6%
Consumer Discretionary — 0.1%
Evolution *	23,600	1,622

Financials — 0.5%
Swedbank	143,074	5,351

Industrials — 1.6%
Alfa Laval	28,376	1,692
Assa Abloy, Cl B	41,128	1,455
Atlas Copco, Cl B	292,146	5,183
Loomis, Cl B	37,940	1,863
Saab, Cl B	20,984	1,090
Sandvik	128,990	5,330
Skanska, Cl B	63,100	1,690
		18,303
Information Technology — 0.4%
Mycronic	73,364	2,435
Telefonaktiebolaget LM Ericsson, Cl B	138,897	1,552
		3,987
Total Sweden		29,263

Switzerland — 7.2%
Consumer Discretionary — 1.0%
Cie Financiere Richemont, Cl A	47,371	10,955

Consumer Staples — 0.2%
Nestle	25,202	2,596

Financials — 1.3%
Julius Baer Group	73,912	6,396
Swiss Re	17,073	2,720
UBS Group	108,763	5,401
		14,517
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Health Care — 2.9%
Galderma Group	8,306	$1,894
Galenica	15,212	1,590
Novartis	82,471	12,941
Roche Holding	28,277	11,698
Sandoz Group	32,983	2,990
Sonova Holding	4,828	1,150
		32,263
Industrials — 1.0%
Accelleron Industries	16,098	1,656
Adecco Group	57,586	1,064
DKSH Holding	21,400	1,650
Geberit	2,415	1,616
Huber + Suhner	4,980	1,377
Schindler Holding	4,199	1,395
SGS	13,620	1,582
		10,340
Information Technology — 0.3%
Logitech International	17,227	1,617
Temenos	20,338	1,667
		3,284
Materials — 0.5%
Holcim	42,742	3,862
Sika	8,644	1,787
		5,649
Total Switzerland		79,604

United Kingdom — 18.5%
Communication Services — 0.7%
Autotrader Group	122,554	812
Vodafone Group	5,015,834	6,631
		7,443
Consumer Discretionary — 2.2%
Berkeley Group Holdings *	23,895	1,109
Compass Group	229,559	7,415
Games Workshop Group	15,978	4,580
Inchcape	126,072	1,290
InterContinental Hotels Group	12,579	2,167
Kingfisher	358,011	1,346
Next	30,649	5,917
		23,824
Consumer Staples — 2.5%
British American Tobacco	28,109	1,745
Cranswick	19,090	1,394
Diageo	94,281	1,905
Imperial Brands	36,220	1,341
J Sainsbury	1,311,635	5,567
Premier Foods	477,595	1,294
Reckitt Benckiser Group	82,646	5,387
Tesco	1,280,916	7,798

SEI Exchange Traded Funds	19

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

SEI Select International Equity ETF (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Unilever	29,305	$1,761
		28,192
Energy — 0.6%
Shell	166,379	6,477

Financials — 5.6%
Barclays	1,705,725	11,469
HSBC Holdings	1,158,731	22,004
IG Group Holdings	65,600	1,583
Investec	159,500	1,271
London Stock Exchange Group	36,886	3,996
NatWest Group	1,190,595	10,540
Standard Chartered	398,007	10,782
		61,645
Health Care — 2.3%
AstraZeneca	58,525	10,952
Convatec Group	1,340,040	3,824
GSK	406,838	10,697
		25,473
Industrials — 3.2%
Babcock International Group	83,908	1,060
Balfour Beatty	264,224	3,042
CK Hutchison Holdings	292,801	2,474
Clarkson	25,560	1,413
Experian	161,346	5,446
Grafton Group	134,072	1,603
Howden Joinery Group	452,291	5,028
IMI	43,924	1,728
International Consolidated Airlines Group	537,675	3,407
JET2	55,003	943
Rentokil Initial	665,189	3,766
Rolls-Royce Holdings	214,322	4,109
Serco Group	402,032	1,169
		35,188
Information Technology — 0.8%
Computacenter	32,797	1,860
Halma	70,397	3,676
Sage Group	105,604	1,144
Softcat	69,700	1,693
		8,373
Materials — 0.1%
Hill & Smith	45,627	1,662

Real Estate — 0.1%
Land Securities Group ‡	177,234	1,531

Utilities — 0.4%
Centrica	714,368	1,620
Drax Group	153,504	1,546
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
United Utilities Group	91,094	$1,583
		4,749
Total United Kingdom		204,557

Total Common Stock
(Cost $949,523) ($ Thousands)		1,107,313

PREFERRED STOCK — 0.5%
Germany — 0.5%
Consumer Discretionary — 0.5%
Bayerische Motoren Werke (A)	15,942	1,047
Dr Ing hc F Porsche (A)	32,838	1,634
Volkswagen(A)	25,809	2,068
		4,749

Total Preferred Stock
(Cost $5,819) ($ Thousands)		4,749
Total Investments in Securities — 100.6%
(Cost $955,342) ($ Thousands)		$1,112,062

Percentages are based on Net Assets of $1,105,929 ($ Thousands).

*	Non-income producing security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

‡	Real Estate Investment Trust.

(A)	No interest rate available.

See “Glossary” for Abbreviations.

20	SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

SEI Select Small Cap ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.9%

Communication Services — 1.2%
Bandwidth, Cl A *	15,937	$1,009
Cable One *	4,630	246
Cargurus, Cl A *	43,938	1,498
EverQuote, Cl A *	22,992	547
Lumen Technologies *	79,211	608
QuinStreet *	74,725	1,094
Scholastic	18,321	843
Sphere Entertainment *	5,720	990
		6,835
Consumer Discretionary — 12.4%
Abercrombie & Fitch, Cl A *	53,952	4,856
Adient *	40,126	737
American Eagle Outfitters	236,781	4,073
American Public Education *	18,837	1,012
Boot Barn Holdings *	4,162	684
Brinker International *	29,817	5,009
Burlington Stores *	8,755	2,774
Carter's	32,405	1,334
Cavco Industries *	1,532	941
Champion Homes *	9,302	820
Covista *	33,967	4,234
Dana	46,997	1,279
Dauch *	185,039	1,003
Figs, Cl A *	70,770	724
Frontdoor *	28,252	2,192
Garrett Motion	79,792	2,891
Genius Sports *	180,640	1,095
GigaCloud Technology, Cl A *	30,589	967
G-III Apparel Group	23,710	799
Goodyear Tire & Rubber *	60,933	402
Kohl's	60,820	1,078
Laureate Education, Cl A *	65,886	2,393
La-Z-Boy, Cl Z	36,151	1,450
LCI Industries	11,880	1,258
Meritage Homes	13,970	1,171
Monarch Casino & Resort	7,110	936
National Vision Holdings *	49,929	949
Ollie's Bargain Outlet Holdings *	15,894	1,222
Perdoceo Education	24,307	778
Polaris	34,887	2,388
Pool	2,354	506
Rush Street Interactive, Cl A *	70,146	2,086
Sally Beauty Holdings *	99,629	1,409
Signet Jewelers	8,713	751
Smith & Wesson Brands	56,630	852
Solid Power *	151,930	393
Standard Motor Products	19,404	756
Stride *	35,979	3,103
Super Group SGHC	66,894	906
Urban Outfitters *	69,885	4,952
Victoria's Secret *	30,563	2,551
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Visteon	26,644	$2,643
		72,357
Consumer Staples — 2.1%
Cal-Maine Foods	29,283	2,359
Central Garden & Pet, Cl A *	22,080	856
Church & Dwight	11,826	1,146
Energizer Holdings	68,098	1,460
Herbalife *	115,818	1,523
Mama's Creations *	52,310	934
Nu Skin Enterprises, Cl A	67,487	356
Pilgrim's Pride	14,382	404
Seneca Foods, Cl A *	5,875	1,022
United Natural Foods *	23,001	1,050
Vita Coco *	12,889	853
		11,963
Energy — 3.5%
CNX Resources *	44,875	1,522
Crescent Energy, Cl A	63,817	627
Delek US Holdings	65,156	3,310
Forum Energy Technologies *	15,762	792
Helmerich & Payne	20,850	683
Innovex International *	50,816	1,260
Magnolia Oil & Gas, Cl A	28,592	731
Murphy Oil	24,999	814
Nabors Industries *	9,203	773
National Energy Services Reunited *	79,668	2,384
Northern Oil & Gas	47,423	861
Par Pacific Holdings *	21,072	1,182
Patterson-UTI Energy	67,838	623
Riley Exploration Permian	22,288	735
Scorpio Tankers	10,725	743
Solaris Energy Infrastructure, Cl A	11,747	945
Talos Energy *	124,144	1,603
Teekay	75,883	759
		20,347
Financials — 18.2%
Acadian Asset Management	39,771	2,844
Associated Banc-Corp	28,385	873
Axos Financial *	9,883	962
Bank of NT Butterfield & Son	42,738	2,543
Bladex, Cl E	16,238	998
Bread Financial Holdings	33,339	3,612
Bridgewater Bancshares *	31,107	654
Camden National	15,831	858
Central Pacific Financial	29,810	1,139
Chimera Investment ‡	27,218	363
CNO Financial Group	131,604	6,709
Columbia Banking System	118,058	3,784
Community Trust Bancorp	13,086	947
ConnectOne Bancorp	27,467	918
Customers Bancorp *	14,648	1,159

SEI Exchange Traded Funds	21

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

SEI Select Small Cap ETF (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dave *	9,277	$3,457
Encore Capital Group *	15,272	1,425
Enova International *	33,964	8,176
EVERTEC	76,257	2,118
First Commonwealth Financial	69,784	1,419
First Financial	10,291	797
First Financial Bancorp	49,624	1,679
FirstCash Holdings	11,085	2,398
Flagstar Bank	77,263	1,154
Flywire *	92,269	1,621
FNB	109,943	2,098
Great Southern Bancorp	10,888	854
Hancock Whitney	22,029	1,646
Heritage Insurance Holdings *	25,035	653
Independent Bank	21,476	775
Jackson Financial, Cl A	41,847	4,285
Kinsale Capital Group	2,500	825
Lemonade *	24,650	1,603
LendingTree *	7,840	347
Lincoln National	24,326	860
Marqeta, Cl A *	314,930	1,279
Mercantile Bank	7,130	409
Metropolitan Bank Holding	9,014	890
Miami International Holdings *	19,223	714
Navient	48,520	413
NBT Bancorp	17,170	848
NerdWallet, Cl A *	51,140	473
Northeast Bank	6,763	896
OFG Bancorp	25,404	1,247
Old National Bancorp	175,361	4,542
Oscar Health, Cl A *	34,450	983
Palomar Holdings *	7,436	940
Pathward Financial	8,417	733
Payoneer Global *	121,740	867
PJT Partners	5,022	758
Preferred Bank	7,440	791
PROG Holdings	49,475	2,306
Ryan Specialty Holdings, Cl A	11,313	427
Sierra Bancorp	16,615	677
Southern Missouri Bancorp	11,700	892
StoneX Group *	12,426	1,472
Tompkins Financial	14,140	1,337
Towne Bank	19,817	718
UMB Financial	30,959	4,420
Unity Bancorp	12,035	706
Universal Insurance Holdings	25,820	1,068
Univest Financial	26,118	1,143
WisdomTree	168,884	2,861
WSFS Financial	11,851	909
Zions Bancorp	51,643	3,573
		105,845
Health Care — 15.1%
Addus HomeCare *	7,459	749
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Alignment Healthcare *	136,495	$3,250
Alkermes *	33,846	1,773
Amneal Pharmaceuticals *	120,630	2,088
ANI Pharmaceuticals *	27,499	2,276
Annexon *	139,764	798
Arcutis Biotherapeutics *	40,041	1,050
Aurinia Pharmaceuticals *	92,274	1,566
Axogen *	22,484	1,039
Bio-Techne	18,098	1,279
Bridgebio Pharma *	78,806	5,869
BrightSpring Health Services *	59,705	4,164
CareDx *	40,262	1,147
Celcuity *	9,502	994
Certara *	83,260	545
CG oncology *	19,944	1,417
Collegium Pharmaceutical *	47,492	1,719
Emergent BioSolutions *	66,134	554
Globus Medical, Cl A *	25,731	2,033
Guardant Health *	19,086	2,863
Haemonetics *	13,448	1,009
Halozyme Therapeutics *	10,978	859
HealthEquity *	14,609	1,319
Ideaya Biosciences *	33,963	1,266
Indivior Pharmaceuticals *	21,432	879
Inmode *	74,762	1,093
Innoviva *	41,976	953
Intellia Therapeutics *	90,853	1,537
Ironwood Pharmaceuticals, Cl A *	179,443	755
Keros Therapeutics *	41,045	439
Kiniksa Pharmaceuticals International, Cl A *	15,331	980
Krystal Biotech *	4,414	1,641
Lantheus Holdings *	17,631	1,956
LifeStance Health Group *	100,495	1,076
Ligand Pharmaceuticals *	3,443	1,088
LivaNova *	10,425	857
Madrigal Pharmaceuticals *	1,685	905
Molina Healthcare *	23,177	5,301
Novavax *	102,760	968
Nuvation Bio *	151,690	862
Omeros *	56,642	539
Omnicell *	8,845	367
Pacira BioSciences *	35,381	898
Pediatrix Medical Group *	34,450	873
Pennant Group *	24,433	903
Phibro Animal Health, Cl A	26,530	833
Praxis Precision Medicines *	2,475	829
Progyny *	121,372	3,499
PTC Therapeutics *	32,973	2,690
Relay Therapeutics *	55,156	1,032
Repligen *	15,207	2,075
Rigel Pharmaceuticals *	16,340	639
Stoke Therapeutics *	29,412	962

22	SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

SEI Select Small Cap ETF (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Syndax Pharmaceuticals *	46,187	$1,010
Tactile Systems Technology *	32,489	968
Tarsus Pharmaceuticals *	12,214	769
Taysha Gene Therapies *	164,992	1,124
TG Therapeutics *	32,772	1,801
Veracyte *	32,441	1,905
Viridian Therapeutics *	51,145	940
		87,572
Industrials — 20.9%
AAON	19,573	2,483
Advanced Drainage Systems	16,232	2,548
American Superconductor *	21,937	911
Amprius Technologies *	41,022	569
ArcBest	6,038	867
Argan	6,254	4,994
Astec Industries	38,127	2,333
Axon Enterprise *	4,329	2,427
Bloom Energy, Cl A *	29,136	8,819
Brink's	10,691	1,010
Cimpress *	21,772	2,214
Construction Partners, Cl A *	8,129	965
Copart *	17,697	499
Costamare	46,713	655
Deluxe	38,625	922
Dycom Industries *	4,795	2,424
EnerSys	7,929	1,854
ExlService Holdings *	141,784	3,667
Exponent	23,975	1,409
Federal Signal	38,234	4,913
Greenbrier	22,697	1,112
Healthcare Services Group *	55,699	1,368
HEICO, Cl A	6,535	1,685
HNI	27,495	1,111
Kennametal	48,147	1,688
Korn Ferry	11,190	745
Kratos Defense & Security Solutions *	21,458	1,070
Legence, Cl A *	8,172	696
Limbach Holdings *	11,396	877
Lyft, Cl A *	150,388	2,197
Matson	5,444	1,046
Maximus	11,722	630
Modine Manufacturing *	10,781	2,879
Mueller Water Products, Cl A	27,087	700
MYR Group *	1,793	897
Nextpower, Cl A *	37,702	4,492
NWPX Infrastructure *	7,657	1,148
OPENLANE *	48,671	2,007
Pitney Bowes	47,935	840
Planet Labs PBC *	20,048	664
Powell Industries	10,770	3,084
Proto Labs *	19,628	1,600
RBC Bearings *	7,053	4,543
Rollins	37,172	1,552
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sensata Technologies Holding	16,944	$809
SkyWest *	9,463	940
SPX Technologies *	5,389	1,321
Sterling Infrastructure *	8,250	6,925
Terex	83,332	6,032
Tutor Perini	9,985	828
UL Solutions, Cl A	12,907	1,315
Upwork *	93,116	778
V2X *	32,989	2,460
Vicor *	2,988	1,135
Watsco	1,399	583
Watts Water Technologies, Cl A	16,377	6,411
WESCO International	3,176	1,097
Willdan Group *	9,760	772
Zurn Elkay Water Solutions	102,172	5,163
		121,683
Information Technology — 19.4%
ACI Worldwide *	18,745	943
ACM Research, Cl A *	17,101	2,170
Adeia	25,663	845
Advanced Energy Industries	5,552	2,070
Alarm.com Holdings *	34,816	1,627
Applied Digital *	18,006	672
Applied Optoelectronics *	6,123	907
Axcelis Technologies *	5,052	957
Bentley Systems, Cl B	24,384	729
BlackLine *	28,691	805
Clear Secure, Cl A	93,121	5,190
Commvault Systems *	5,818	825
Consensus Cloud Solutions *	24,232	924
Credo Technology Group Holding *	28,544	7,762
Descartes Systems Group *	11,766	815
Diebold Nixdorf *	16,819	1,430
DigitalOcean Holdings *	13,193	2,072
Diodes *	48,114	5,266
EPAM Systems *	4,975	395
ePlus	9,881	822
Fabrinet *	6,837	3,843
Fair Isaac *	810	968
Five9 *	56,550	1,206
FormFactor *	6,356	1,016
Freshworks, Cl A *	254,461	2,575
HubSpot *	3,103	566
Intapp *	17,547	442
InterDigital	5,223	1,479
IonQ *	27,372	1,458
Itron *	6,598	571
Keysight Technologies *	12,752	4,464
Kimball Electronics *	25,368	649
Mitek Systems *	55,980	1,127
Monolithic Power Systems	1,999	2,763
NetScout Systems *	56,591	2,464
nLight *	10,165	708

SEI Exchange Traded Funds	23

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

SEI Select Small Cap ETF (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Novanta *	8,802	$1,428
Onto Innovation *	5,969	2,259
Open Text	147,841	3,275
PC Connection	6,033	440
Photronics *	75,203	2,446
Q2 Holdings *	20,608	991
Qualys *	5,960	819
Quantum Computing *	80,456	780
Ralliant	24,509	1,805
Rambus *	10,469	1,390
Sanmina *	13,182	3,336
Semtech *	19,120	3,095
Silicon Motion Technology ADR	7,299	2,433
SiTime *	6,860	5,115
TTM Technologies *	36,400	6,807
Tyler Technologies *	3,873	1,133
Ultra Clean Holdings *	9,634	1,374
Vertex, Cl A *	24,802	285
Viasat *	32,449	2,914
Viavi Solutions *	102,863	4,912
Vishay Precision Group *	12,470	1,869
Workiva, Cl A *	14,708	713
Xerox Holdings *	54,612	15
		113,159
Materials — 4.8%
Balchem	9,231	1,560
Caledonia Mining	24,723	472
Century Aluminum *	12,840	591
Cleveland-Cliffs *	368,267	3,458
Coeur Mining	89,864	1,467
Commercial Metals	77,054	4,835
Constellium, Cl A *	25,508	813
Ecovyst *	84,115	1,047
Hecla Mining	61,138	943
Hudbay Minerals	168,977	3,989
O-I Glass, Cl I *	104,354	1,005
Perimeter Solutions *	47,921	1,708
Sensient Technologies	11,139	1,373
SSR Mining *	94,787	2,681
TriMas	38,305	1,725
		27,667
Real Estate — 2.1%
AGNT	67,308	364
Apple Hospitality REIT ‡	51,110	859
Brixmor Property Group ‡	26,715	842
CoStar Group *	19,892	563
Cushman & Wakefield *	61,698	826
DiamondRock Hospitality ‡	98,282	1,197
Diversified Healthcare Trust ‡	129,230	1,202
Highwoods Properties ‡	76,675	2,313
Newmark Group, Cl A	78,401	1,185
Piedmont Realty Trust, Cl A *‡	119,147	1,090
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Real Brokerage *	76,458	$139
Safehold ‡	14,450	227
SL Green Realty ‡	15,038	779
Terreno Realty ‡	12,502	810
		12,396
Utilities — 0.2%
Hawaiian Electric Industries *	79,603	1,077

Total Common Stock
(Cost $457,918) ($ Thousands)		580,901
Total Investments in Securities — 99.9%
(Cost $457,918) ($ Thousands)		$580,901

Percentages are based on Net Assets of $581,771 ($ Thousands).

*	Non-income producing security.
‡	Real Estate Investment Trust.

See “Glossary” for Abbreviations.

24	SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

SEI High Yield Bond & Alternative Credit ETF

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 73.1%
Communication Services — 11.0%
Advantage Sales & Marketing
9.000%, 11/15/2030 (A)	$398	$355
Altice Financing
5.750%, 08/15/2029 (A)	635	444
Altice France
9.500%, 11/01/2029 (A)	276	280
6.875%, 10/15/2030 (A)	1,852	1,797
6.875%, 07/15/2032 (A)	176	171
6.500%, 04/15/2032 (A)(B)	285	275
Altice France Lux 3
10.000%, 01/15/2033 (A)	3,142	3,090
AMC Entertainment Holdings
7.500%, 02/15/2029 (A)	735	683
AMC Global Media
10.500%, 07/15/2032 (A)	1,405	1,444
AP Core Holdings II
11.000%, 05/15/2031 (A)	106	111
Beasley Mezzanine Holdings
10.000% Cash/PIK, 12/31/2027 (A)(C)	1,552	1,073
Black Pearl Compute
6.125%, 02/15/2031 (A)	2,038	2,064
C&W Senior Finance
9.000%, 01/15/2033 (A)	695	702
Cable One
4.000%, 11/15/2030 (A)	1,565	845
Cars.com
6.375%, 11/01/2028 (A)	315	312
CCO Holdings
7.375%, 03/01/2031 (A)	170	170
7.000%, 02/01/2033 (A)	141	138
5.000%, 02/01/2028 (A)	1,489	1,470
4.750%, 03/01/2030 (A)	2,085	1,977
4.750%, 02/01/2032 (A)	409	365
4.500%, 08/15/2030 (A)	3,337	3,102
4.500%, 05/01/2032	284	251
4.250%, 02/01/2031 (A)	1,391	1,253
4.250%, 01/15/2034 (A)	3,765	3,187
Charter Communications Operating
6.550%, 06/01/2034	1,250	1,276
5.500%, 04/01/2063	6,936	5,319
3.950%, 06/30/2062	462	273
Cinemark USA
7.000%, 08/01/2032 (A)	64	66
5.250%, 07/15/2028 (A)	140	140
Clear Channel Outdoor Holdings
7.750%, 04/15/2028 (A)	418	419
7.500%, 06/01/2029 (A)	461	461
7.500%, 03/15/2033 (A)	268	282
7.125%, 02/15/2031 (A)	538	557
Connect Finco SARL
9.000%, 09/15/2029 (A)	200	210
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Connect Holding II
10.500%, 04/03/2031 (A)	$271	$272
Discovery Communications
5.000%, 09/20/2037	50	39
Discovery Global Holdings
5.050%, 03/15/2042	1,738	1,273
4.279%, 03/15/2032	1,954	1,753
4.054%, 03/15/2029	760	753
DISH DBS
7.750%, 07/01/2026 (B)	2,398	2,398
5.750%, 12/01/2028 (A)(B)	200	194
5.250%, 12/01/2026 (A)(B)	1,015	1,004
5.125%, 06/01/2029 (B)	3,004	2,703
EchoStar
10.750%, 11/30/2029	200	216
6.750% Cash/PIK, 11/30/2030	271	276
Edged Compute
7.500%, 04/30/2031 (A)	851	829
ELK Grove Village Property
7.500%, 06/15/2031 (A)	1,620	1,631
Fibercop
6.375%, 11/15/2033 (A)	528	528
Flash Compute
7.250%, 12/31/2030 (A)	631	649
Fox
5.576%, 01/25/2049	460	426
5.476%, 01/25/2039	895	868
GCI
4.750%, 10/15/2028 (A)	611	582
Gray Media
10.500%, 07/15/2029 (A)	458	483
9.625%, 07/15/2032 (A)	1,469	1,418
7.250%, 08/15/2033 (A)	1,899	1,870
5.375%, 11/15/2031 (A)	1,948	1,307
4.750%, 10/15/2030 (A)	2,346	1,685
iHeartCommunications
10.875%, 05/01/2030 (A)	990	858
9.125%, 05/01/2029 (A)	504	489
7.750%, 08/15/2030 (A)	706	659
Iliad Holding SAS
8.500%, 04/15/2031 (A)	660	699
Level 3 Financing
8.500%, 01/15/2036 (A)	2,037	2,187
7.500%, 02/15/2037 (A)	1,163	1,194
7.000%, 03/31/2034 (A)	1,758	1,812
6.875%, 06/30/2033 (A)	3,287	3,377
Live Nation Entertainment
6.500%, 05/15/2027 (A)	891	891
4.750%, 10/15/2027 (A)	301	300
3.750%, 01/15/2028 (A)	499	490
Lumen Technologies
7.650%, 03/15/2042	395	373
7.600%, 09/15/2039	155	148

SEI Exchange Traded Funds	25

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

SEI High Yield Bond & Alternative Credit ETF (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.375%, 06/15/2029 (A)	$239	$232
Match Group Holdings II
6.125%, 09/15/2033 (A)	190	188
4.125%, 08/01/2030 (A)	50	47
3.625%, 10/01/2031 (A)	10	9
Meridian Arc Holdco
6.250%, 04/30/2031 (A)	3,761	3,769
Midcontinent Communications
8.000%, 08/15/2032 (A)	246	216
Muvico
15.000%, 02/19/2029 (A)	896	979
Nexstar Media
7.250%, 04/15/2034 (A)	1,685	1,681
6.500%, 09/15/2033 (A)	2,991	2,990
4.750%, 11/01/2028 (A)	831	814
OAK-Eagle Acquireco
8.750%, 07/01/2034 (A)	682	724
7.250%, 07/01/2033 (A)	877	917
Paramount Global
6.875%, 04/30/2036	585	549
4.200%, 05/19/2032	1,230	1,067
Playtika Holding
4.250%, 03/15/2029 (A)	220	197
PR RNO Property Owner 1
6.500%, 05/01/2031 (A)	1,771	1,768
Scripps Escrow II
3.875%, 01/15/2029 (A)	1,322	1,206
Sinclair Television Group
8.125%, 02/15/2033 (A)	1,056	1,085
Sirius XM Radio
5.875%, 04/15/2032 (A)	257	254
5.500%, 07/01/2029 (A)	456	455
5.000%, 08/01/2027 (A)	135	135
4.125%, 07/01/2030 (A)	523	492
4.000%, 07/15/2028 (A)	1,137	1,107
3.875%, 09/01/2031 (A)	860	781
Snap
6.875%, 03/01/2033 (A)	905	882
Spanish Broadcasting System
9.750%, 03/01/2026 (A)(B)(C)	3,120	1,872
Stagwell Global
5.625%, 08/15/2029 (A)	1,292	1,246
Stingray Compute
6.000%, 06/15/2031 (A)	845	847
SV RNO Property Owner 1
5.875%, 03/01/2031 (A)	2,251	2,219
Uniti Group
8.625%, 06/15/2032 (A)	278	290
6.500%, 02/15/2029 (A)	2,465	2,446
6.000%, 01/15/2030 (A)	1,598	1,561
Univision Communications
8.875%, 04/15/2033 (A)	1,274	1,254
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Urban One
10.500%, 04/01/2030 (A)	$616	$590
7.625%, 04/01/2031 (A)	2,647	953
Vmed O2 UK Financing I
7.750%, 04/15/2032 (A)	440	398
6.750%, 01/15/2033 (A)	110	93
4.250%, 01/31/2031 (A)	675	555
Windstream Services
8.250%, 10/01/2031 (A)	806	850
Zayo Group Holdings
13.750%, 09/09/2030 (A)	1,633	1,613
9.250%, 03/09/2030 (A)	1,612	1,610
Ziff Davis
4.625%, 10/15/2030 (A)	50	47
ZipRecruiter
5.000%, 01/15/2030 (A)(C)	650	504
		112,688
Consumer Discretionary — 12.5%
1011778 BC ULC
4.375%, 01/15/2028 (A)	805	796
4.000%, 10/15/2030 (A)	390	368
A&K Travel Group Holdings
7.500%, 05/15/2033 (A)	744	751
Academy
5.875%, 05/15/2031 (A)	778	778
Adient Global Holdings Ltd
8.250%, 04/15/2031 (A)	322	337
7.500%, 02/15/2033 (A)	167	172
7.000%, 04/15/2028 (A)	17	17
Albion Financing 1 SARL
7.000%, 05/21/2030 (A)	1,067	1,105
Allison Transmission
5.875%, 06/01/2029 (A)	215	217
5.875%, 12/01/2033 (A)	963	960
3.750%, 01/30/2031 (A)	306	286
American Axle & Manufacturing
7.750%, 10/15/2033 (A)	401	396
6.375%, 10/15/2032 (A)	593	591
Aramark Services
5.000%, 02/01/2028 (A)	502	501
Arko
5.125%, 11/15/2029 (A)	34	31
Asbury Automotive Group
4.625%, 11/15/2029 (A)	660	643
4.500%, 03/01/2028	1,166	1,154
Ashton Woods USA
4.625%, 08/01/2029 (A)	140	135
4.625%, 04/01/2030 (A)	110	104
Aventine (Escrow Security)
0.000%, 10/15/2049 (B)(D)(E)	2,750	–
Bath & Body Works
7.600%, 07/15/2037	370	370

26	SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

SEI High Yield Bond & Alternative Credit ETF (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
7.500%, 06/15/2029	$271	$274
6.875%, 11/01/2035	983	1,006
6.750%, 07/01/2036	1,705	1,708
BCPE Flavor Debt Merger Sub and BCPE Flavor Issuer
9.500%, 07/01/2032 (A)	780	738
Beach Acquisition Bidco
10.000% Cash/PIK, 07/15/2033 (A)	1,744	1,981
Beazer Homes USA
7.500%, 03/15/2031 (A)	556	553
Block Communications
10.250%, 03/01/2031 (A)	765	700
Boyd Gaming
4.750%, 06/15/2031 (A)	50	48
Boyne USA
4.750%, 05/15/2029 (A)	1,085	1,067
Brightstar Lottery
5.250%, 01/15/2029 (A)	405	404
Brightstar Lottery PLC
5.750%, 01/15/2033 (A)	320	314
Brookfield Residential Properties
4.875%, 02/15/2030 (A)	280	261
Caesars Entertainment
7.000%, 02/15/2030 (A)	376	378
6.500%, 02/15/2032 (A)	622	607
6.000%, 10/15/2032 (A)	620	562
Carnival
7.000%, 08/15/2029 (A)	102	106
6.125%, 02/15/2033 (A)	2,445	2,475
5.875%, 06/15/2031 (A)	25	25
5.750%, 03/15/2030 (A)	110	111
5.750%, 08/01/2032 (A)	379	383
Carriage Services
4.250%, 05/15/2029 (A)	240	230
CD&R Smokey Buyer
9.500%, 10/15/2029 (A)	338	179
Century Communities
3.875%, 08/15/2029 (A)	327	312
Churchill Downs
5.750%, 04/01/2030 (A)	252	252
Clarios Global
6.750%, 05/15/2028 (A)	198	201
6.750%, 02/15/2030 (A)	143	147
6.750%, 09/15/2032 (A)	1,560	1,593
CMG Media Corp
8.875%, 06/18/2029 (A)	1,425	1,043
Cooper-Standard Automotive
9.250%, 03/01/2031 (A)	1,286	1,296
Cougar JV Subsidiary
8.000%, 05/15/2032 (A)	520	545
CSC Holdings
11.750%, 01/31/2029 (A)	200	123
6.500%, 02/01/2029 (A)	1,270	760
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.750%, 01/15/2030 (A)	$1,381	$320
5.500%, 04/15/2027 (A)	285	191
4.625%, 12/01/2030 (A)	1,370	318
4.500%, 11/15/2031 (A)	299	177
4.125%, 12/01/2030 (A)	123	73
3.375%, 02/15/2031 (A)	213	126
Cyprium
6.375%, 04/15/2034 (A)	215	215
6.125%, 04/15/2031 (A)	93	93
Dcli Bidco
7.750%, 11/15/2029 (A)	200	207
Dexko Global
7.500%, 04/15/2032 (A)	402	331
Directv Financing
10.000%, 02/15/2031 (A)	1,328	1,378
8.875%, 02/01/2030 (A)	1,750	1,781
DISH Network
11.750%, 11/15/2027 (A)	868	892
Dorman Products
6.250%, 06/15/2034 (A)	74	75
Dotdash Meredith
7.625%, 06/15/2032 (A)	210	199
Fertitta Entertainment
6.750%, 01/15/2030 (A)	704	690
4.625%, 01/15/2029 (A)	1,505	1,464
Flutter Treasury DAC
5.875%, 06/04/2031 (A)	788	785
Fontainebleau Las Vegas Holdings
11.000%, 06/15/2015 (A)(B)(D)	3,108	–
Ford Motor Credit
7.122%, 11/07/2033	1,779	1,892
6.800%, 05/12/2028	200	206
6.798%, 11/07/2028	200	206
6.467%, 05/22/2036	200	203
5.875%, 11/07/2029	550	557
Gap
3.625%, 10/01/2029 (A)	704	663
Garrett Motion Holdings
7.750%, 05/31/2032 (A)	331	348
Genting New York
7.250%, 10/01/2029 (A)	915	941
Goodyear Tire & Rubber
8.875%, 07/15/2032	379	382
6.625%, 07/15/2030	27	26
5.250%, 04/30/2031	127	115
5.250%, 07/15/2031	450	401
5.000%, 07/15/2029	583	557
Great Canadian Gaming
8.750%, 11/15/2029 (A)	210	210
GrubHub Holdings
13.000% Cash/PIK, 07/31/2030 (A)	3,692	3,006
Hilton Domestic Operating
6.125%, 04/01/2032 (A)	170	172

SEI Exchange Traded Funds	27

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

SEI High Yield Bond & Alternative Credit ETF (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.875%, 04/01/2029 (A)	$137	$138
5.875%, 03/15/2033 (A)	402	406
5.750%, 09/15/2033 (A)	234	235
5.500%, 09/15/2031 (A)	90	90
5.500%, 03/31/2034 (A)	41	41
4.000%, 05/01/2031 (A)	1,115	1,054
3.750%, 05/01/2029 (A)	575	554
3.625%, 02/15/2032 (A)	559	512
Hilton Grand Vacations Borrower Escrow
5.000%, 06/01/2029 (A)	1,443	1,408
Hilton Worldwide Finance
4.875%, 04/01/2027	180	180
IHO Verwaltungs GmbH
7.750% Cash/PIK, 11/15/2030 (A)	200	207
Jacobs Entertainment
6.750%, 02/15/2029 (A)	1,185	1,160
Kohl's
5.550%, 07/17/2045	206	145
5.125%, 05/01/2031	340	304
LBM Acquisition
9.500%, 06/15/2031 (A)	1,836	1,628
6.250%, 01/15/2029 (A)	1,632	1,179
LGI Homes
7.000%, 11/15/2032 (A)	821	816
Liberty Interactive
8.250%, 02/01/2030 (B)(C)	2,855	146
Light & Wonder International
6.250%, 10/01/2033 (A)	2,051	2,040
Mattamy Group
6.000%, 12/15/2033 (A)	250	240
McGraw-Hill Education
7.375%, 09/01/2031 (A)	475	483
Melco Resorts Finance
6.500%, 09/24/2033 (A)	75	74
5.375%, 12/04/2029 (A)	845	823
Men's Wearhouse
9.000%, 02/01/2031 (A)	201	214
MGM Resorts International
6.500%, 04/15/2032	183	183
6.125%, 09/15/2029	300	303
4.625%, 09/01/2026	211	211
Mohegan Tribal Gaming Authority
11.875%, 04/15/2031 (A)	745	807
8.250%, 04/15/2030 (A)	777	809
Monitronics International (Escrow Security)
9.125%, 04/01/2020 (B)(C)(D)	5,936	–
NCL
6.750%, 02/01/2032 (A)	1,895	1,891
6.250%, 09/15/2033 (A)	888	862
5.875%, 01/15/2031 (A)	523	508
Neptune Bidco US
10.375%, 05/15/2031 (A)	1,026	1,064
9.500%, 02/15/2033 (A)	638	645
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
9.290%, 04/15/2029 (A)	$114	$116
NESCO Holdings II
5.500%, 04/15/2029 (A)	277	276
Newell Brands
8.500%, 06/01/2028 (A)	135	141
7.375%, 04/01/2036	70	71
6.625%, 09/15/2029	175	178
6.625%, 05/15/2032	1,015	1,028
6.375%, 09/15/2027	63	64
6.375%, 05/15/2030	178	180
Nissan Motor
8.125%, 07/17/2035 (A)	1,518	1,607
7.750%, 07/17/2032 (A)	735	762
7.500%, 07/17/2030 (A)	165	170
4.810%, 09/17/2030 (A)	1,122	1,045
Nissan Motor Acceptance
2.750%, 03/09/2028 (A)	170	162
Nordstrom
4.375%, 04/01/2030	50	48
4.250%, 08/01/2031	20	19
Ontario Gaming GTA
8.000%, 08/01/2030 (A)	958	949
Papa John's International
3.875%, 09/15/2029 (A)	519	497
Paramount Global
5.500%, 05/15/2033	409	364
5.250%, 04/01/2044	695	478
4.850%, 07/01/2042	440	297
Petco Health & Wellness
8.250%, 02/01/2031 (A)	82	83
PetSmart
10.000%, 09/15/2033 (A)	1,518	1,521
7.500%, 09/15/2032 (A)	710	710
Photo Holdings
12.000%, 07/01/2031 (A)	271	279
Pioneer Opco
7.000%, 05/15/2033 (A)	85	86
PM General Purchaser
9.500%, 10/01/2028 (A)	100	87
Qnity Electronics
6.250%, 08/15/2033 (A)	1,885	1,918
5.750%, 08/15/2032 (A)	1,078	1,084
QXO Building Products
6.750%, 04/30/2032 (A)	2,486	2,567
6.500%, 07/15/2031 (A)	1,101	1,122
Rakuten Group
9.750%, 04/15/2029 (A)	2,419	2,629
Resorts World Las Vegas
4.625%, 04/16/2029 (A)	410	370
4.625%, 04/06/2031 (A)	885	740
Risewell Homes
8.500%, 11/01/2030 (A)	230	235

28	SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

SEI High Yield Bond & Alternative Credit ETF (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Rivers Enterprise Borrower
6.625%, 02/01/2033 (A)	$751	$762
Rivian Holdings
10.000%, 01/15/2031 (A)	777	774
Royal Caribbean Cruises
6.250%, 03/15/2032 (A)	167	171
6.000%, 02/01/2033 (A)	214	217
5.625%, 09/30/2031 (A)	164	165
Service International
4.000%, 05/15/2031	40	38
3.375%, 08/15/2030	50	46
Shutterfly Finance
9.750%, 10/01/2027 (A)	83	83
8.500% Cash/PIK, 10/01/2027 (A)	571	571
Six Flags Entertainment
8.625%, 01/15/2032 (A)	950	978
7.250%, 05/15/2031 (A)	849	844
6.625%, 05/01/2032 (A)	1,696	1,718
Somnigroup International
4.000%, 04/15/2029 (A)	561	541
Sonic Automotive
4.875%, 11/15/2031 (A)	75	72
4.625%, 11/15/2029 (A)	397	389
Specialty Building Products Holdings
7.750%, 10/15/2029 (A)	856	787
Staples
12.750%, 01/15/2030 (A)	415	318
10.750%, 09/01/2029 (A)	2,134	2,035
Station Casinos
6.625%, 03/15/2032 (A)	133	135
4.625%, 12/01/2031 (A)	348	330
4.500%, 02/15/2028 (A)	1,843	1,822
StoneMor
8.500%, 05/15/2029 (A)	740	729
Studio City Finance
5.000%, 01/15/2029 (A)	1,210	1,160
Superior Plus
4.500%, 03/15/2029 (A)	810	785
Tenneco
8.000%, 11/17/2028 (A)	1,217	1,225
TopBuild
5.625%, 01/31/2034 (A)	170	172
Travel + Leisure
4.625%, 03/01/2030 (A)	221	214
Under Armour
7.250%, 07/15/2030 (A)	1,699	1,712
Univision Communications
9.375%, 08/01/2032 (A)(C)	1,372	1,394
8.500%, 07/31/2031 (A)	51	51
7.375%, 06/30/2030 (A)	224	225
Vail Resorts
6.500%, 05/15/2032 (A)	279	284
5.625%, 07/15/2030 (A)	97	97
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
VF
6.000%, 10/15/2033	$490	$494
Victoria's Secret
4.625%, 07/15/2029 (A)	982	956
Viking Cruises
5.875%, 10/15/2033 (A)	1,614	1,616
Virgin Media Finance
5.000%, 07/15/2030 (A)	195	148
Virgin Media O2 Vendor Financing Notes VI DAC
8.500%, 03/15/2033 (A)	518	416
Virgin Media Secured Finance
4.500%, 08/15/2030 (A)	1,069	908
Voyager Parent
9.250%, 07/01/2032 (A)	285	301
VZ Secured Financing BV
7.500%, 01/15/2033 (A)	435	416
Wand NewCo 3
7.625%, 01/30/2032 (A)	1,197	1,238
Wayfair
7.750%, 09/15/2030 (A)	211	222
7.250%, 10/31/2029 (A)	109	113
7.125%, 05/31/2034 (A)	52	53
6.750%, 11/15/2032 (A)	1,408	1,446
Whirlpool
7.500%, 07/01/2031 (A)	140	142
6.500%, 06/15/2033	301	261
4.750%, 02/26/2029	291	271
William Carter
7.375%, 02/15/2031 (A)	180	186
Wolverine World Wide
4.000%, 08/15/2029 (A)	1,061	1,000
Wynn Macau
6.750%, 02/15/2034 (A)	395	393
5.125%, 12/15/2029 (A)	520	509
Wynn Resorts Finance
7.125%, 02/15/2031 (A)	619	654
6.250%, 03/15/2033 (A)	581	583
5.125%, 10/01/2029 (A)	300	298
Yum! Brands
6.875%, 11/15/2037 (C)	850	922
3.625%, 03/15/2031	86	80
ZF North America Capital
7.500%, 03/24/2031 (A)	858	864
6.875%, 04/23/2032 (A)	530	521
		128,392
Consumer Staples — 2.3%
Albertsons
6.250%, 03/15/2033 (A)	182	180
5.750%, 03/31/2034 (A)	228	217
5.625%, 03/31/2032 (A)	217	210
5.500%, 03/31/2031 (A)	270	264

SEI Exchange Traded Funds	29

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

SEI High Yield Bond & Alternative Credit ETF (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.875%, 02/15/2030 (A)	$60	$58
3.500%, 03/15/2029 (A)	598	568
B&G Foods
11.000%, 06/15/2031 (A)	476	440
8.000%, 09/15/2028 (A)	1,401	1,402
C&S Group Enterprises
5.000%, 12/15/2028 (A)	1,219	1,155
Central Garden & Pet
5.125%, 02/01/2028	356	355
4.125%, 10/15/2030	298	284
4.125%, 04/30/2031 (A)	368	348
Edgewell Personal Care
5.500%, 06/01/2028 (A)	331	331
4.125%, 04/01/2029 (A)	233	225
Energizer Holdings
6.000%, 09/15/2033 (A)	15	14
4.750%, 06/15/2028 (A)	398	395
4.375%, 03/31/2029 (A)	66	64
HLF Financing Sarl
4.875%, 06/01/2029 (A)	1,305	1,222
HRB Wonddown Inc (Escrow Security)
8.875%, 03/15/2070 (A)(B)(D)	445	–
Industrial F&B Investments III
7.750%, 02/11/2033 (A)	620	632
Ingles Markets
4.000%, 06/15/2031 (A)	50	47
New Albertsons
8.700%, 05/01/2030	205	225
8.000%, 05/01/2031	910	964
Opal Bidco SAS
6.500%, 03/31/2032 (A)	1,718	1,753
Performance Food Group
6.125%, 09/15/2032 (A)	1,298	1,314
5.625%, 03/01/2034 (A)	102	100
4.250%, 08/01/2029 (A)	875	849
Pilgrim's Pride
6.875%, 05/15/2034	705	762
Post Holdings
6.500%, 03/15/2036 (A)	749	740
6.375%, 03/01/2033 (A)	2,729	2,708
6.250%, 02/15/2032 (A)	1,039	1,055
6.250%, 10/15/2034 (A)	1,760	1,729
4.500%, 09/15/2031 (A)	713	669
Primo Water Holdings
6.250%, 04/01/2029 (A)	224	225
Simmons Foods
4.625%, 03/01/2029 (A)	1,109	1,071
Tyson Foods
5.100%, 09/28/2048	797	718
Victra Holdings
8.750%, 09/15/2029 (A)	190	196
		23,489
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Energy — 9.1%
Antero Midstream Partners
5.750%, 01/15/2028 (A)	$310	$310
5.750%, 10/15/2033 (A)	369	365
5.375%, 06/15/2029 (A)	947	944
Archrock Partners
6.625%, 09/01/2032 (A)	723	737
Archrock Services
6.000%, 02/01/2034 (A)	92	91
Ascent Resources Utica Holdings
6.625%, 10/15/2032 (A)	133	135
6.625%, 07/15/2033 (A)	803	812
Blue Racer Midstream
7.250%, 07/15/2032 (A)	298	308
7.000%, 07/15/2029 (A)	464	476
Borr IHC
9.000%, 01/15/2034 (A)	210	203
8.750%, 01/15/2032 (A)	350	342
Buckeye Partners
6.750%, 02/01/2030 (A)	100	103
4.500%, 03/01/2028 (A)	420	416
3.950%, 12/01/2026	175	174
California Resources
7.000%, 01/15/2034 (A)	1,042	1,030
Calumet Specialty Products Partners
9.750%, 02/15/2031 (A)	80	85
Caturus Energy
7.125%, 05/15/2031 (A)	66	65
Chord Energy
6.750%, 03/15/2033 (A)	103	104
6.000%, 10/01/2030 (A)	223	224
CNX Resources
7.250%, 03/01/2032 (A)	50	51
5.875%, 03/01/2034 (A)	83	81
Comstock Resources
6.750%, 03/01/2029 (A)	526	518
5.875%, 01/15/2030 (A)	1,599	1,508
Crescent Energy Finance
8.375%, 01/15/2034 (A)	809	833
7.875%, 04/15/2032 (A)	278	281
7.625%, 04/01/2032 (A)	568	573
7.375%, 01/15/2033 (A)	167	166
CVR Energy
7.875%, 02/15/2034 (A)	588	582
7.500%, 02/15/2031 (A)	961	956
Delek Logistics Partners
7.375%, 06/30/2033 (A)	434	442
6.875%, 06/01/2034 (A)	1,156	1,151
Energy Transfer
5.500%, 06/01/2027	1,564	1,575
EnQuest
9.875%, 04/30/2031 (A)	717	734

30	SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

SEI High Yield Bond & Alternative Credit ETF (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Excelerate Energy
8.000%, 05/15/2030 (A)	$200	$211
Expand Energy
7.500%, 12/31/2049 (B)(C)(D)	2,515	–
7.000%, 12/31/2049 (B)(C)(D)	1,135	–
Genesis Energy
8.875%, 04/15/2030	505	529
7.875%, 05/15/2032	490	505
6.750%, 03/15/2034	641	636
Gulfport Energy Operating
6.750%, 09/01/2029 (A)	1,086	1,108
Harvest Midstream I
7.500%, 05/15/2032 (A)	384	398
6.750%, 05/15/2034 (A)	54	55
Hess Midstream Operations
6.500%, 06/01/2029 (A)	599	611
5.875%, 03/01/2028 (A)	57	57
5.125%, 06/15/2028 (A)	70	70
4.250%, 02/15/2030 (A)	117	113
Hilcorp Energy I
7.250%, 02/15/2035 (A)	1,065	1,049
6.875%, 05/15/2034 (A)	330	321
6.250%, 04/15/2032 (A)	386	374
6.000%, 02/01/2031 (A)	1,682	1,629
Howard Midstream Energy Partners
7.375%, 07/15/2032 (A)	961	995
6.625%, 01/15/2034 (A)	176	178
Infinity Natural Resources
7.625%, 04/01/2031 (A)	102	101
Ithaca Energy North Sea
8.125%, 10/15/2029 (A)	457	474
ITT Holdings
6.500%, 08/01/2029 (A)	1,675	1,655
Kodiak Gas Services
6.750%, 10/01/2035 (A)	445	456
6.500%, 10/01/2033 (A)	501	508
5.875%, 04/01/2031 (A)	1,556	1,560
Kraken Oil & Gas Partners
7.125%, 05/15/2031 (A)	205	200
Matador Resources
6.500%, 04/15/2032 (A)	169	170
6.250%, 04/15/2033 (A)	202	201
6.000%, 04/15/2034 (A)	83	81
Moss Creek Resources Holdings
8.250%, 09/01/2031 (A)	2,328	2,308
Murphy Oil
6.500%, 02/15/2034	269	267
Nabors Industries
9.125%, 01/31/2030 (A)	472	493
8.875%, 08/15/2031 (A)	1,753	1,800
7.625%, 11/15/2032 (A)	227	232
New Fortress Energy
8.750%, 03/15/2029 (A)	1,025	169
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.500%, 09/30/2026 (A)	$1,265	$212
NFE Financing MTN
12.000%, 11/15/2029 (A)(B)	1,900	665
NGL Energy Operating
8.375%, 02/15/2032 (A)	1,284	1,337
8.125%, 02/15/2029 (A)	1,412	1,461
Noble Finance II
8.000%, 04/15/2030 (A)	589	611
6.250%, 06/15/2034 (A)	137	134
Northern Oil & Gas
7.875%, 10/15/2033 (A)	2,799	2,781
NuStar Logistics
6.375%, 10/01/2030	139	144
5.625%, 04/28/2027	125	125
ONEOK
5.600%, 04/01/2044	155	146
5.450%, 06/01/2047	2,018	1,850
Par Petroleum
7.375%, 06/01/2034 (A)	922	933
PBF Holding
7.875%, 09/15/2030 (A)	1,131	1,153
7.250%, 06/01/2034 (A)	396	392
Permian Resources Operating
9.875%, 07/15/2031 (A)	261	275
7.000%, 01/15/2032 (A)	124	128
6.250%, 02/01/2033 (A)	142	145
Rockies Express Pipeline
6.750%, 03/15/2033 (A)	1,385	1,424
4.800%, 05/15/2030 (A)	1,428	1,396
Saturn Oil & Gas
9.625%, 06/15/2029 (A)	396	413
Seventy Seven Operating (Escrow Security)
6.625%, 01/15/2020 (B)(D)	1,869	–
SM Energy
9.625%, 06/15/2033 (A)	450	493
8.750%, 07/01/2031 (A)	386	403
8.625%, 11/01/2030 (A)	653	686
7.000%, 08/01/2032 (A)	1,414	1,427
6.750%, 08/01/2029 (A)	4	4
6.625%, 01/15/2027	299	300
6.625%, 04/15/2034 (A)	120	118
6.500%, 07/15/2028	83	83
Solaris Energy Infrastructure
6.375%, 05/15/2031 (A)	131	132
Star Holding
8.750%, 08/01/2031 (A)	190	190
Summit Midstream Holdings
8.625%, 10/31/2029 (A)	880	917
Sunoco
7.250%, 05/01/2032 (A)	1,564	1,622
7.000%, 05/01/2029 (A)	719	739
6.250%, 07/01/2033 (A)	1,508	1,522
5.875%, 03/15/2034 (A)	1,081	1,066

SEI Exchange Traded Funds	31

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

SEI High Yield Bond & Alternative Credit ETF (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.625%, 07/15/2034 (A)	$224	$219
5.375%, 07/15/2031 (A)	76	75
4.625%, 05/01/2030 (A)	762	736
4.500%, 05/15/2029	259	253
4.500%, 10/01/2029 (A)	31	30
4.500%, 04/30/2030	343	333
Tallgrass Energy Partners
7.375%, 02/15/2029 (A)	108	111
6.750%, 03/15/2034 (A)	307	309
6.000%, 12/31/2030 (A)	1,776	1,777
6.000%, 09/01/2031 (A)	848	839
5.500%, 01/15/2028 (A)	55	55
Talos Production
9.375%, 02/01/2031 (A)	1,076	1,130
TerraForm Power Operating
5.000%, 01/31/2028 (A)	1,588	1,578
TGNR Intermediate Holdings
5.500%, 10/15/2029 (A)	1,999	1,967
TGS
8.500%, 01/15/2030 (A)	50	53
Tidewater
9.125%, 07/15/2030 (A)	880	942
TransMontaigne Partners
8.500%, 06/15/2030 (A)	833	849
Transocean International
8.750%, 02/15/2030 (A)	57	60
8.500%, 05/15/2031 (A)	1,513	1,571
8.250%, 05/15/2029 (A)	287	296
6.800%, 03/15/2038	1,395	1,294
USA Compression Partners
7.125%, 03/15/2029 (A)	129	132
6.250%, 10/01/2033 (A)	1,151	1,141
Valaris
8.375%, 04/30/2030 (A)	1,404	1,458
Venture Global Calcasieu Pass
6.000%, 05/01/2036 (A)	29	29
4.125%, 08/15/2031 (A)	930	873
3.875%, 11/01/2033 (A)	510	455
Venture Global LNG
9.875%, 02/01/2032 (A)	1,881	2,008
9.500%, 02/01/2029 (A)	240	259
8.375%, 06/01/2031 (A)	3,134	3,262
6.625%, 06/15/2036 (A)	294	290
6.375%, 12/15/2034 (A)	44	43
Venture Global Plaquemines LNG
7.750%, 05/01/2035 (A)	281	315
7.500%, 05/01/2033 (A)	170	186
6.750%, 01/15/2036 (A)	2,260	2,396
6.500%, 01/15/2034 (A)	975	1,016
6.500%, 06/15/2034 (A)	88	92
6.125%, 12/15/2030 (A)	122	125
Viridien
10.000%, 10/15/2030 (A)	189	201
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
WBI Operating
6.500%, 10/15/2033 (A)	$783	$788
6.250%, 10/15/2030 (A)	167	168
Western Midstream Operating
5.250%, 02/01/2050	2,284	1,982
Wildfire Intermediate Holdings
7.500%, 10/15/2029 (A)	220	226
		93,238
Financials — 9.5%
Acrisure
8.250%, 02/01/2029 (A)	1,583	1,490
7.500%, 11/06/2030 (A)	680	645
6.750%, 07/01/2032 (A)	710	638
4.250%, 02/15/2029 (A)	354	323
Alliant Holdings Intermediate
7.000%, 01/15/2031 (A)	3,299	3,353
4.250%, 10/15/2027 (A)	1,423	1,406
Ally Financial
6.700%, 02/14/2033	1,270	1,307
AmWINS Group
6.375%, 02/15/2029 (A)	1,273	1,279
APH Somerset Investor 2
7.875%, 11/01/2029 (A)	1,571	1,591
Apollo Debt Solutions BDC
6.900%, 04/13/2029	925	949
Ardonagh Finco
7.750%, 02/15/2031 (A)	671	679
Ardonagh Group Finance
8.875%, 02/15/2032 (A)	584	567
Aretec Group
10.000%, 08/15/2030 (A)	211	222
Arthur J Gallagher
5.550%, 02/15/2055	1,007	954
Asurion
8.375%, 02/01/2034 (A)	230	213
8.000%, 12/31/2032 (A)	2,168	2,184
Atlanticus Holdings
9.750%, 09/01/2030 (A)	514	520
Azorra Finance
6.250%, 02/15/2034 (A)	50	48
Barclays
9.625%, USISSO05 + 5.775%(F)(G)	645	715
Block
6.500%, 05/15/2032	663	677
6.000%, 08/15/2033 (A)	832	838
Bread Financial Holdings
6.750%, 05/15/2031 (A)	786	804
Citigroup
6.625%, H15T5Y + 3.001%(F)(G)	1,020	1,039
Coinbase Global
3.375%, 10/01/2028 (A)	1,184	1,124

32	SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

SEI High Yield Bond & Alternative Credit ETF (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CoreLogic
4.500%, 05/01/2028 (A)	$1,126	$1,100
CPI CG
10.000%, 07/15/2029 (A)	866	908
CRC Insurance Group
7.125%, 06/01/2031 (A)	1,496	1,491
Credit Acceptance
6.625%, 03/15/2030 (A)	920	922
CrossCountry Intermediate HoldCo
6.750%, 12/01/2032 (A)	826	797
6.500%, 10/01/2030 (A)	240	237
EF Holdco Inc
7.375%, 09/30/2030 (A)	845	841
Encore Capital Group
6.625%, 04/15/2031 (A)	1,760	1,780
6.625%, 06/01/2032 (A)	462	463
Enova International
9.125%, 08/01/2029 (A)	1,010	1,057
Finance of America Funding
8.875%, 11/30/2026 (A)	1,689	1,668
First Eagle Holdings
7.250%, 08/15/2032 (A)	460	463
First Student Bidco
4.000%, 07/31/2029 (A)	715	685
FirstCash
6.875%, 03/01/2032 (A)	354	364
6.125%, 05/01/2034 (A)	530	527
4.625%, 09/01/2028 (A)	1,475	1,450
Focus Financial Partners
6.750%, 09/15/2031 (A)	1,196	1,203
Freedom Mortgage Holdings
9.250%, 02/01/2029 (A)	1,050	1,085
8.375%, 04/01/2032 (A)	80	81
7.875%, 04/01/2033 (A)	440	429
6.875%, 05/01/2031 (A)	620	602
FS KKR Capital
7.875%, 01/15/2029	128	132
7.500%, 08/01/2031	447	445
6.875%, 08/15/2029	811	813
6.125%, 01/15/2030	690	672
6.125%, 01/15/2031	50	48
Genworth Holdings
6.500%, 06/15/2034	565	562
5.915%, TSFR3M + 2.264%, 11/15/2066 (F)	430	361
Howden UK Refinance
8.125%, 02/15/2032 (A)	1,507	1,351
7.250%, 02/15/2031 (A)	351	340
HUB International
7.375%, 01/31/2032 (A)	1,000	1,018
Incora Intermediate II
6.000%, 01/31/2033 (A)(C)(D)	193	95
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
ION Platform Finance US
9.000%, 08/01/2029 (A)	$277	$247
8.750%, 05/01/2029 (A)	325	290
7.875%, 09/30/2032 (A)	754	546
5.000%, 05/01/2028 (A)	320	294
Jane Street Group
7.125%, 04/30/2031 (A)	2,302	2,380
6.750%, 05/01/2033 (A)	680	700
Jefferies Finance
6.625%, 10/15/2031 (A)	313	308
5.000%, 08/15/2028 (A)	984	950
Jefferson Capital Holdings
8.250%, 05/15/2030 (A)	240	252
Jones Deslauriers Insurance Management
8.500%, 03/15/2030 (A)	260	265
LD Holdings Group
8.750%, 11/01/2027 (A)	435	401
6.125%, 04/01/2028 (A)	865	723
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)	1,510	1,507
5.923%, TSFR3M + 2.250%, 01/15/2033 (A)(F)	200	209
5.823%, TSFR3M + 2.150%, 01/15/2031 (A)(F)	495	501
5.625%, 01/15/2030 (A)	1,451	1,399
MPT Operating Partnership
8.500%, 02/15/2032 (A)	518	530
4.625%, 08/01/2029	1,214	976
3.500%, 03/15/2031	1,078	741
Nassau of New York
7.875%, 07/15/2030 (A)	210	201
Navient
11.500%, 03/15/2031	606	640
7.875%, 06/15/2032	328	307
5.500%, 03/15/2029	1,023	982
Navient MTN
5.625%, 08/01/2033	965	798
OneMain Finance
7.875%, 03/15/2030	80	83
7.500%, 05/15/2031	1,350	1,395
7.125%, 11/15/2031	930	946
7.125%, 09/15/2032	643	654
6.750%, 03/15/2032	309	310
6.750%, 09/15/2033	498	493
6.500%, 03/15/2033	842	828
6.125%, 05/15/2030	50	50
5.375%, 11/15/2029	246	242
4.000%, 09/15/2030	274	253
3.875%, 09/15/2028	179	173
Osaic Holdings
6.750%, 08/01/2032 (A)	295	296
Oxford Finance
7.750%, 05/15/2031 (A)	190	188

SEI Exchange Traded Funds	33

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

SEI High Yield Bond & Alternative Credit ETF (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
PennyMac Financial Services
6.750%, 02/15/2034 (A)	$940	$902
5.750%, 09/15/2031 (A)	2,766	2,624
PRA Group
8.875%, 01/31/2030 (A)	679	700
5.000%, 10/01/2029 (A)	77	73
PROG Holdings
6.000%, 11/15/2029 (A)	810	787
Rfna
7.875%, 02/15/2030 (A)	820	826
Rithm Capital
8.000%, 07/15/2030 (A)	4,120	4,110
Rocket
7.125%, 02/01/2032 (A)	800	830
6.500%, 08/01/2029 (A)	23	23
6.500%, 06/15/2034 (A)	35	36
6.375%, 08/01/2033 (A)	2,633	2,678
6.125%, 08/01/2031 (A)	35	36
Rocket Mortgage
3.625%, 03/01/2029 (A)	977	940
Ryan Specialty
5.875%, 08/01/2032 (A)	1,273	1,252
Shift4 Payments
6.750%, 08/15/2032 (A)	465	466
Starwood Property Trust
7.250%, 04/01/2029 (A)	2,514	2,596
6.500%, 07/01/2030 (A)	300	306
6.500%, 10/15/2030 (A)	930	952
Stonex Escrow Issuer
6.875%, 07/15/2032 (A)	926	952
Synchrony Financial
7.250%, 02/02/2033	975	1,016
TrueNoord Capital DAC
8.750%, 03/01/2030 (A)	190	197
United Wholesale Mortgage
5.500%, 04/15/2029 (A)	260	242
USI
7.500%, 01/15/2032 (A)	1,273	1,285
UWM Holdings
6.625%, 02/01/2030 (A)	1,253	1,167
6.250%, 03/15/2031 (A)	350	312
VFH Parent
7.500%, 06/15/2031 (A)	1,363	1,426
Walker & Dunlop
6.625%, 04/01/2033 (A)	745	757
		97,104
Health Care — 6.3%
1261229 BC
10.000%, 04/15/2032 (A)	5,642	5,714
Acadia Healthcare
7.375%, 03/15/2033 (A)	780	803
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Accendra Health
9.750%, 06/15/2033 (A)	$344	$233
9.000%, 06/15/2032 (A)	553	515
Adapthealth
5.125%, 03/01/2030 (A)	1,700	1,649
AHP Health Partners
5.750%, 07/15/2029 (A)	257	254
Akumin
9.750%, 08/31/2031 (A)	4,800	4,584
AMN Healthcare
6.500%, 01/15/2031 (A)	50	50
AthenaHealth Group
6.500%, 02/15/2030 (A)	1,547	1,483
Avantor Funding
4.625%, 07/15/2028 (A)	701	694
Bausch + Lomb
8.375%, 10/01/2028 (A)	55	57
Bausch Health
14.000%, 10/15/2030 (A)	1,584	1,481
11.000%, 09/30/2028 (A)	387	394
5.250%, 01/30/2030 (A)	75	48
5.250%, 02/15/2031 (A)	193	114
5.000%, 01/30/2028 (A)	365	324
5.000%, 02/15/2029 (A)	451	333
4.875%, 06/01/2028 (A)	595	550
Bausch Health Americas
8.500%, 01/31/2027 (A)	1,331	1,329
Centene
4.625%, 12/15/2029	1,276	1,238
3.375%, 02/15/2030	565	526
3.000%, 10/15/2030	170	154
2.500%, 03/01/2031	120	105
Charles River Laboratories International
4.000%, 03/15/2031 (A)	780	731
3.750%, 03/15/2029 (A)	530	509
Charlotte Buyer
8.000%, 06/30/2031 (A)	46	47
CHS
10.875%, 01/15/2032 (A)	128	138
9.750%, 01/15/2034 (A)	942	984
6.875%, 04/15/2029 (A)	1,081	1,063
6.125%, 04/01/2030 (A)	929	834
6.000%, 01/15/2029 (A)	123	122
5.250%, 05/15/2030 (A)	2,368	2,234
4.750%, 02/15/2031 (A)	323	297
CVS Health
7.000%, H15T5Y + 2.886%, 03/10/2055 (F)	860	893
DaVita
6.875%, 09/01/2032 (A)	202	208
4.625%, 06/01/2030 (A)	916	888
3.750%, 02/15/2031 (A)	789	731

34	SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

SEI High Yield Bond & Alternative Credit ETF (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Embecta
6.750%, 02/15/2030 (A)	$1,660	$1,344
5.000%, 02/15/2030 (A)	250	195
Emergent BioSolutions
3.875%, 08/15/2028 (A)	572	530
Encompass Health
5.875%, 06/01/2034 (A)	8	8
Endo Finance Holdings
8.500%, 04/15/2031 (A)	68	71
Fortrea Holdings
7.500%, 07/01/2030 (A)	1,003	1,017
GENMAB
7.250%, 12/15/2033 (A)	439	458
6.250%, 12/15/2032 (A)	937	955
Global Medical Response
7.375%, 10/01/2032 (A)	1,695	1,756
Grifols
4.750%, 10/15/2028 (A)	1,607	1,575
HCA
5.250%, 06/15/2049	753	677
Humana
6.625%, H15T5Y + 2.891%, 09/15/2056 (F)	980	977
IQVIA
6.250%, 06/01/2032 (A)	1,431	1,455
5.000%, 10/15/2026 (A)	805	804
LifePoint Health
9.875%, 08/15/2030 (A)	369	389
8.375%, 02/15/2032 (A)	1,015	1,057
7.000%, 05/01/2034 (A)	858	822
5.375%, 01/15/2029 (A)	781	749
Medline Borrower
6.250%, 04/01/2029 (A)	183	187
5.250%, 10/01/2029 (A)	421	418
Molina Healthcare
6.500%, 02/15/2031 (A)	215	219
6.250%, 01/15/2033 (A)	686	687
4.375%, 06/15/2028 (A)	1,641	1,612
3.875%, 11/15/2030 (A)	195	182
Organon
6.750%, 05/15/2034 (A)	200	211
5.125%, 04/30/2031 (A)	288	285
4.125%, 04/30/2028 (A)	266	263
Perrigo Finance Unlimited
6.125%, 09/30/2032	690	659
Prime Healthcare Services
9.375%, 09/01/2029 (A)	310	324
Prime Security Services Borrower
3.375%, 08/31/2027 (A)	324	317
Radiology Partners
9.781%, 02/15/2030 (A)	2,155	2,139
8.500%, 07/15/2032 (A)	3,621	3,779
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Select Medical
6.250%, 12/01/2032 (A)	$50	$49
Sotera Health Holdings
7.375%, 06/01/2031 (A)	1,110	1,151
Surgery Center Holdings
7.250%, 04/15/2032 (A)	365	369
Team Health Holdings
8.375%, 06/30/2028 (A)	1,863	1,868
Tenet Healthcare
6.750%, 05/15/2031	1,092	1,118
6.125%, 06/15/2030	230	232
5.500%, 11/15/2032 (A)	710	706
5.125%, 11/01/2027	700	700
4.375%, 01/15/2030	395	383
		65,008
Industrials — 8.0%
ACCO Brands
4.250%, 03/15/2029 (A)	1,106	1,030
ADI Escrow Issuer
7.125%, 07/15/2034 (A)	533	543
ADT Security
4.875%, 07/15/2032 (A)	425	402
AECOM
6.000%, 08/01/2033 (A)	707	708
Alaska Airlines
6.500%, 06/01/2031 (A)	439	441
Allied Universal Holdco
7.875%, 02/15/2031 (A)	1,031	1,078
6.875%, 06/15/2030 (A)	1,048	1,077
4.625%, 06/01/2028 (A)	400	393
Alta Equipment Group
9.000%, 06/01/2029 (A)	461	442
American Airlines
5.750%, 04/20/2029 (A)	628	629
American Builders & Contractors Supply
4.000%, 01/15/2028 (A)	1,750	1,720
3.875%, 11/15/2029 (A)	130	124
Amsted Industries
6.375%, 03/15/2033 (A)	567	573
4.625%, 05/15/2030 (A)	614	598
APi Group DE
4.750%, 10/15/2029 (A)	135	132
4.125%, 07/15/2029 (A)	220	211
ATI
7.250%, 08/15/2030	157	163
5.875%, 12/01/2027	174	174
5.125%, 10/01/2031	108	107
4.875%, 10/01/2029	160	158
ATP Tower Holdings
7.875%, 02/03/2030 (A)	210	217
Avis Budget Car Rental
8.375%, 06/15/2032 (A)	163	164

SEI Exchange Traded Funds	35

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

SEI High Yield Bond & Alternative Credit ETF (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
8.250%, 01/15/2030 (A)	$1,060	$1,092
8.000%, 02/15/2031 (A)	42	42
5.750%, 07/15/2027 (A)	132	132
5.375%, 03/01/2029 (A)	380	372
Axon Enterprise
6.250%, 03/15/2033 (A)	1,799	1,844
Bombardier
8.750%, 11/15/2030 (A)	110	116
7.250%, 07/01/2031 (A)	165	173
7.000%, 06/01/2032 (A)	747	774
6.750%, 06/15/2033 (A)	75	77
Brundage-Bone Concrete Pumping Holdings
7.500%, 02/01/2032 (A)	118	122
Builders FirstSource
6.750%, 05/15/2035 (A)	78	79
6.375%, 06/15/2032 (A)	262	266
6.375%, 03/01/2034 (A)	1,200	1,213
5.000%, 03/01/2030 (A)	15	15
4.250%, 02/01/2032 (A)	644	600
BWX Technologies
4.125%, 06/30/2028 (A)	1,233	1,209
4.125%, 04/15/2029 (A)	1,365	1,323
Chart Industries
9.500%, 01/01/2031 (A)	37	39
7.500%, 01/01/2030 (A)	319	329
Cimpress
7.375%, 09/15/2032 (A)	686	693
Clarivate Science Holdings
4.875%, 07/01/2029 (A)	184	165
Clean Harbors
6.375%, 02/01/2031 (A)	375	380
5.750%, 10/15/2033 (A)	522	526
Core & Main
6.000%, 07/01/2034 (A)	257	258
CoreCivic
8.250%, 04/15/2029	311	324
CP Atlas Buyer
12.750%, 01/15/2031 (A)	1,033	793
9.750%, 07/15/2030 (A)	599	575
Danaos
6.875%, 10/15/2032 (A)	657	679
Deluxe
8.000%, 06/01/2029 (A)	1,723	1,735
EMRLD Borrower
6.750%, 07/15/2031 (A)	78	81
6.625%, 12/15/2030 (A)	1,796	1,836
EquipmentShare.com
9.000%, 05/15/2028 (A)	438	447
8.625%, 05/15/2032 (A)	92	96
8.000%, 03/15/2033 (A)	87	89
7.125%, 07/01/2034 (A)	77	75
FTAI Aviation Investors
7.000%, 05/01/2031 (A)	720	746
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Garda World Security
8.375%, 11/15/2032 (A)	$95	$97
8.250%, 08/01/2032 (A)	199	204
6.500%, 01/15/2031 (A)	103	105
6.000%, 06/01/2029 (A)	248	244
Gates
6.875%, 07/01/2029 (A)	644	659
GEO Group
10.250%, 04/15/2031	39	42
8.625%, 04/15/2029	211	220
GFL Environmental
6.750%, 01/15/2031 (A)	154	158
4.375%, 08/15/2029 (A)	151	147
4.000%, 08/01/2028 (A)	257	251
GFL Environmental Holdings US
5.500%, 02/01/2034 (A)	1,021	999
Global Infrastructure Solutions
7.500%, 04/15/2032 (A)	207	217
6.375%, 07/15/2034 (A)	90	90
5.625%, 06/01/2029 (A)	312	312
Granite Construction
6.375%, 06/15/2034 (A)	216	220
Griffon
5.750%, 03/01/2028	506	506
Herc Holdings
7.250%, 06/15/2033 (A)	2,229	2,324
7.000%, 06/15/2030 (A)	101	104
6.625%, 06/15/2029 (A)	192	196
Hertz
12.625%, 07/15/2029 (A)	327	266
5.000%, 12/01/2029 (A)	633	193
4.625%, 12/01/2026 (A)	136	123
Hertz (Escrow Security)
7.125%, 08/01/2026 (A)(B)(C)	465	–
6.000%, 01/15/2028 (A)(B)(C)	450	–
5.500%, 12/31/2049 (A)(B)(C)	559	–
HNI
5.125%, 01/18/2029 (A)	150	148
Icahn Enterprises
9.750%, 01/15/2029	1,207	1,184
9.000%, 06/15/2030	2,025	1,888
4.375%, 02/01/2029	740	632
JB Poindexter
8.750%, 12/15/2031 (A)	240	247
JELD-WEN
4.875%, 12/15/2027 (A)	471	375
JELD-WEN Holding
7.000%, 09/01/2032 (A)	147	85
JetBlue Airways
9.875%, 09/20/2031 (A)	2,349	2,128
JH North America Holdings
6.125%, 07/31/2032 (A)	790	797

36	SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

SEI High Yield Bond & Alternative Credit ETF (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Korn Ferry
4.625%, 12/15/2027 (A)	$1,697	$1,688
Labels Buyer LLC
12.000%, 12/31/2033	1	496
Lsf12 Helix Parent
7.125%, 02/01/2033 (A)	83	80
Madison IAQ
5.875%, 06/30/2029 (A)	569	569
4.125%, 06/30/2028 (A)	1,865	1,835
Masterbrand
7.000%, 07/15/2032 (A)	207	210
Miter Brands Acquisition Holdco
6.750%, 04/01/2032 (A)	316	313
MIWD Holdco II
5.500%, 02/01/2030 (A)	351	330
Multi-Color
8.500%, 05/11/2033 (A)	224	196
Park-Ohio Industries
8.500%, 08/01/2030 (A)	475	496
Pitney Bowes
7.250%, 03/15/2029 (A)	613	620
Prairie Acquiror
9.000%, 08/01/2029 (A)	135	140
PYE-Barker Fire & Safety
2.500%, 12/16/2032	52	–
QXO Building Products
6.875%, 07/15/2034 (A)	981	1,007
Raven Acquisition Holdings
6.875%, 11/15/2031 (A)	2,118	2,070
Resideo Funding
6.500%, 07/15/2032 (A)	1,348	1,355
RR Donnelley & Sons
9.500%, 08/01/2029 (A)	340	353
RXO
6.375%, 05/15/2031 (A)	527	534
Sensata Technologies
6.625%, 07/15/2032 (A)	200	206
5.875%, 09/01/2030 (A)	340	341
3.750%, 02/15/2031 (A)	20	19
Signature Aviation US Holdings
4.000%, 03/01/2028 (A)	1,133	1,071
SS&C Technologies
6.500%, 06/01/2032 (A)	2,015	2,032
5.500%, 09/30/2027 (A)	784	784
Standard Building Solutions
6.500%, 08/15/2032 (A)	2,660	2,676
6.250%, 08/01/2033 (A)	222	220
5.875%, 03/15/2034 (A)	317	306
Standard Industries
4.750%, 01/15/2028 (A)	665	660
4.375%, 07/15/2030 (A)	1,343	1,276
3.375%, 01/15/2031 (A)	5	4
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Star Leasing
7.625%, 02/15/2030 (A)	$240	$237
Stena International
7.625%, 02/15/2031 (A)	280	289
Terex
6.250%, 10/15/2032 (A)	223	226
5.000%, 05/15/2029 (A)	351	348
TransDigm
7.125%, 12/01/2031 (A)	1,315	1,362
6.625%, 03/01/2032 (A)	2,030	2,082
6.375%, 03/01/2029 (A)	450	457
6.250%, 01/31/2034 (A)	57	58
TriNet Group
7.125%, 08/15/2031 (A)	172	173
Tutor Perini
6.625%, 07/15/2033 (A)	180	181
United Airlines
4.625%, 04/15/2029 (A)	85	84
United Airlines Holdings
5.375%, 03/01/2031	930	923
4.875%, 03/01/2029	110	109
United Rentals North America
6.125%, 03/15/2034 (A)	643	659
5.375%, 11/15/2033 (A)	77	76
5.250%, 01/15/2030	155	155
4.000%, 07/15/2030	655	626
Veritiv Operating
10.500%, 11/30/2030 (A)	250	256
VistaJet Malta Finance PLC
6.375%, 02/01/2030 (A)	1,426	1,357
Wabash National
4.500%, 10/15/2028 (A)	512	476
Weekley Homes
6.750%, 01/15/2034 (A)	209	210
WESCO Distribution
6.625%, 03/15/2032 (A)	160	165
6.375%, 03/15/2029 (A)	201	204
6.375%, 03/15/2033 (A)	263	270
5.500%, 04/15/2034 (A)	1,381	1,366
5.250%, 04/15/2031 (A)	200	198
WestJet Airlines
8.000%, 02/14/2031 (A)	143	144
Wilsonart
11.000%, 08/15/2032 (A)	1,490	1,207
Wrangler Holdco
6.625%, 04/01/2032 (A)	549	563
XPO
7.125%, 02/01/2032 (A)	165	171
		82,079
Information Technology — 4.4%
Ahead DB Holdings
6.625%, 05/01/2028 (A)	297	297

SEI Exchange Traded Funds	37

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

SEI High Yield Bond & Alternative Credit ETF (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
APLD ComputeCo
9.250%, 12/15/2030 (A)	$1,023	$1,104
APLD ComputeCo 2
6.750%, 03/15/2031 (A)	1,342	1,347
APLD ComputeCo 3
7.000%, 06/15/2031 (A)	1,875	1,871
Arches Buyer
6.125%, 12/01/2028 (A)	1,651	1,626
4.250%, 06/01/2028 (A)	223	219
Castle US Holding
10.000%, 06/30/2031 (A)	960	192
Central Parent
8.000%, 06/15/2029 (A)	876	482
Ciena
4.000%, 01/31/2030 (A)	188	179
Cipher Compute
7.125%, 11/15/2030 (A)	1,410	1,466
Cloud Software Group, Strike Price Fixed
9.000%, 09/30/2029 (A)	1,135	1,102
8.250%, 06/30/2032 (A)	3,267	3,062
6.625%, 08/15/2033 (A)	30	26
6.500%, 03/31/2029 (A)	792	768
Coherent
5.000%, 12/15/2029 (A)	743	732
Conduent Business Services
6.000%, 11/01/2029 (A)	260	218
Core Scientific Finance I
7.750%, 05/15/2031 (A)	1,341	1,360
CoreWeave
9.625%, 07/15/2032 (A)	59	58
9.250%, 06/01/2030 (A)	2,766	2,784
9.000%, 02/01/2031 (A)	968	957
Cosmos
8.875%, 05/01/2031 (A)	220	226
Diebold Nixdorf
7.750%, 03/31/2030 (A)	160	167
Elastic
4.125%, 07/15/2029 (A)	190	181
Ellucian Holdings
6.500%, 12/01/2029 (A)	1,052	1,017
Entegris
5.950%, 06/15/2030 (A)	574	580
4.750%, 04/15/2029 (A)	231	228
3.625%, 05/01/2029 (A)	575	550
Everforth
4.625%, 05/15/2028 (A)	208	192
Fair Isaac
6.250%, 09/15/2034 (A)	543	535
6.000%, 05/15/2033 (A)	165	162
4.000%, 06/15/2028 (A)	251	246
Gaia Purchaser
7.625%, 07/15/2033 (A)	699	707
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Gen Digital
7.125%, 09/30/2030 (A)	$50	$51
Go Daddy Operating
3.500%, 03/01/2029 (A)	1,111	1,047
Ingram Micro
4.750%, 05/15/2029 (A)	239	235
Kioxia Holdings
6.625%, 07/24/2033 (A)	1,360	1,422
6.250%, 07/24/2030 (A)	400	413
McAfee
7.375%, 02/15/2030 (A)	721	613
Newfold Digital Holdings Group
11.750%, 04/30/2029 (A)	310	271
ON Semiconductor
3.875%, 09/01/2028 (A)	1,000	973
Open Text
3.875%, 02/15/2028 (A)	622	606
3.875%, 12/01/2029 (A)	26	24
Open Text Holdings
4.125%, 02/15/2030 (A)	1,200	1,099
PTC
4.000%, 02/15/2028 (A)	986	965
RingCentral
8.500%, 08/15/2030 (A)	314	328
Sabre Financial Borrower
11.125%, 06/15/2029 (A)	155	164
Sabre GLBL
10.750%, 11/15/2029 (A)	357	343
10.750%, 03/15/2030 (A)	582	555
Seagate Data Storage Technology Pte
9.625%, 12/01/2032 (A)	23	25
8.500%, 07/15/2031 (A)	35	37
8.250%, 12/15/2029 (A)	162	169
5.750%, 12/01/2034 (A)	260	264
Synaptics
4.000%, 06/15/2029 (A)	1,475	1,456
TTM Technologies
4.000%, 03/01/2029 (A)	141	136
Twilio
3.875%, 03/15/2031	50	47
3.625%, 03/15/2029	1,020	984
UKG
6.875%, 02/01/2031 (A)	2,007	1,950
Unisys
10.625%, 01/15/2031 (A)	330	310
Viasat
7.500%, 05/30/2031 (A)	1,488	1,503
6.500%, 07/15/2028 (A)	13	13
Viavi Solutions
3.750%, 10/01/2029 (A)	550	525
Virtusa
7.125%, 12/15/2028 (A)	1,307	1,035

38	SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

SEI High Yield Bond & Alternative Credit ETF (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
WULF Compute
7.750%, 10/15/2030 (A)	$2,146	$2,254
Xerox
10.250%, 10/15/2030 (A)	88	77
Xerox Holdings
8.875%, 11/30/2029 (A)	155	67
Yondr JK 1
6.875%, 06/30/2031 (A)	70	70
Zebra Technologies
6.500%, 06/01/2032 (A)	988	1,000
		45,672
Materials — 5.8%
Alumina Pty
6.375%, 09/15/2032 (A)	200	204
6.125%, 03/15/2030 (A)	200	203
ARC Falcon I
9.750%, 03/01/2033 (A)	845	813
Ardagh Group
11.000% Cash/PIK, 12/01/2030 (A)	662	632
9.500%, 12/01/2030 (A)	226	242
ASP Unifrax Holdings
7.100% Cash/PIK, 09/30/2029 (A)	3,651	18
Avient
6.250%, 11/01/2031 (A)	660	669
Axalta Coating Systems
3.375%, 02/15/2029 (A)	206	197
Axalta Coating Systems Dutch Holding B BV
7.250%, 02/15/2031 (A)	1,220	1,267
Baffinland Iron Mines
8.750%, 07/15/2026 (A)(C)	2,620	1,501
Ball
3.125%, 09/15/2031	530	480
2.875%, 08/15/2030	2,251	2,054
Big River Steel
6.625%, 01/31/2029 (A)	298	298
Cascades
6.750%, 07/15/2030 (A)	1,079	1,102
Celanese US Holdings
7.375%, 02/15/2034	389	402
7.000%, 02/15/2031	85	87
6.750%, 04/15/2033	885	902
Chemours
8.000%, 01/15/2033 (A)	2,123	2,150
7.875%, 03/15/2034 (A)	459	461
5.750%, 11/15/2028 (A)	496	496
4.625%, 11/15/2029 (A)	15	14
Cleveland-Cliffs
7.625%, 01/15/2034 (A)	450	449
7.500%, 09/15/2031 (A)	105	106
7.375%, 05/01/2033 (A)	1,086	1,086
7.000%, 03/15/2032 (A)	815	809
6.875%, 11/01/2029 (A)	185	187
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.750%, 04/15/2030 (A)	$638	$638
4.625%, 03/01/2029 (A)	198	191
Clydesdale Acquisition Holdings
8.750%, 04/15/2030 (A)	772	761
6.875%, 01/15/2030 (A)	370	369
6.750%, 04/15/2032 (A)	338	328
6.625%, 04/15/2029 (A)	80	80
Commercial Metals
5.750%, 11/15/2033 (A)	126	125
Compass Minerals International
8.000%, 07/01/2030 (A)	150	158
Constellium
3.750%, 04/15/2029 (A)	930	894
Cornerstone Chemical
10.000%, 05/07/2029 (A)(D)	4,700	4,700
Domtar
6.750%, 10/01/2028 (A)	1,285	890
Element Solutions
3.875%, 09/01/2028 (A)	453	442
Enviva Partners
0.000%, 01/15/2027 (D)(E)	2,139	–
First Quantum Minerals
8.625%, 06/01/2031 (A)	760	791
Fortescue Treasury Pty
6.125%, 04/15/2032 (A)	565	581
Freeport-McMoRan
5.400%, 11/14/2034	925	941
Huntsman International
4.500%, 05/01/2029	40	39
INEOS Finance
6.750%, 05/15/2028 (A)	200	199
INEOS Finance PLC
7.500%, 04/15/2029 (A)	1,253	1,218
INEOS Quattro Finance 2
9.625%, 03/15/2029 (A)	376	353
Innophos Holdings
11.500%, 06/15/2029 (A)	1,894	1,742
Mauser Packaging Solutions Holding
9.250%, 04/15/2030 (A)	454	447
7.875%, 04/15/2030 (A)	756	773
Mercer International
12.875%, 10/01/2028 (A)	513	282
Methanex US Operations
6.250%, 03/15/2032 (A)	825	835
Mineral Resources
7.000%, 04/01/2031 (A)	2,097	2,171
Mineral Resources MTN
8.500%, 05/01/2030 (A)	645	666
Mountain Province Diamonds
9.000%, 12/15/2027 (A)(C)(D)	1,989	1,511
Neiman Marcus Group (Escrow Security)
8.750% Cash/PIK, 10/15/2022 (A)(B)(C)(D)	762	–

SEI Exchange Traded Funds	39

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

SEI High Yield Bond & Alternative Credit ETF (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
8.000%, 10/15/2022 (A)(B)(C)(D)	$820	$–
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(B)(C)(D)	2,115	–
NOVA Chemicals
9.000%, 02/15/2030 (A)	159	166
8.500%, 11/15/2028 (A)	445	461
5.250%, 06/01/2027 (A)	311	311
4.250%, 05/15/2029 (A)	224	218
Novelis
6.875%, 01/30/2030 (A)	30	31
6.375%, 08/15/2033 (A)	715	720
4.750%, 01/30/2030 (A)	709	686
Nufarm Australia
5.000%, 01/27/2030 (A)	209	200
Olympus Water US Holding
7.250%, 06/15/2031 (A)	910	921
PLS Group
6.875%, 05/01/2031 (A)	786	805
Quikrete Holdings
6.750%, 03/01/2033 (A)	75	76
6.375%, 03/01/2032 (A)	3,163	3,230
Rain Carbon
12.250%, 09/01/2029 (A)	1,175	1,253
Samarco Mineracao
9.500% Cash/PIK, 06/30/2031	915	919
SCIH Salt Holdings
6.625%, 05/01/2029 (A)	1,167	1,157
Scotts Miracle-Gro
4.500%, 10/15/2029	231	226
4.375%, 02/01/2032	258	242
4.000%, 04/01/2031	491	460
Smyrna Ready Mix Concrete
8.875%, 11/15/2031 (A)	1,327	1,399
Solstice Advanced Materials
5.625%, 09/30/2033 (A)	245	244
Stonepeak Motion Holdco
6.125%, 07/15/2033 (A)	717	718
SunCoke Energy
4.875%, 06/30/2029 (A)	650	615
Trident TPI Holdings
12.750%, 12/31/2028 (A)	887	888
TriMas
4.125%, 04/15/2029 (A)	300	289
Trinseo Luxco Finance SPV Sarl
7.625% Cash/PIK, 05/03/2029 (A)(B)	599	–
Tronox
4.625%, 03/15/2029 (A)	1,741	1,219
WR Grace Holdings
7.375%, 03/01/2031 (A)	370	372
7.000%, 08/01/2033 (A)	45	44
6.625%, 08/15/2032 (A)	717	695
5.625%, 08/15/2029 (A)	2,191	2,059
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
WS Escrow
7.750%, 06/01/2033 (A)	$156	$160
		59,738

Real Estate — 2.0%
Anywhere Real Estate Group
9.750%, 04/15/2030 (A)	140	151
5.250%, 04/15/2030 (A)	1,422	1,372
Arbor Realty SR
8.500%, 12/15/2028 (A)	487	480
7.875%, 07/15/2030 (A)	775	730
Blackstone Mortgage Trust
7.750%, 12/01/2029 (A)	2,750	2,849
Brookfield Property REIT
4.500%, 04/01/2027 (A)	1,558	1,540
DBR Land Holdings
6.250%, 12/01/2030 (A)	775	787
Diversified Healthcare Trust
4.750%, 02/15/2028	1,640	1,609
4.375%, 03/01/2031	847	775
Five Point Operating
8.000%, 10/01/2030 (A)	200	205
Howard Hughes
6.125%, 03/01/2034 (A)	29	28
5.875%, 03/01/2032 (A)	230	228
4.375%, 02/01/2031 (A)	557	527
Hudson Pacific Properties
4.650%, 04/01/2029	577	547
Iron Mountain
6.250%, 01/15/2033 (A)	1,052	1,063
6.250%, 01/15/2035 (A)	948	952
5.250%, 07/15/2030 (A)	1,096	1,079
5.000%, 07/15/2028 (A)	300	299
4.875%, 09/15/2029 (A)	626	614
Lamar Media
3.750%, 02/15/2028	610	599
Millrose Properties
6.375%, 08/01/2030 (A)	170	172
6.250%, 09/15/2032 (A)	82	83
Outfront Media Capital
7.375%, 02/15/2031 (A)	323	336
6.000%, 06/15/2034 (A)	52	52
4.625%, 03/15/2030 (A)	65	63
Park Intermediate Holdings
4.875%, 05/15/2029 (A)	890	870
RHP Hotel Properties
7.250%, 07/15/2028 (A)	32	33
6.500%, 04/01/2032 (A)	460	471
6.500%, 06/15/2033 (A)	31	32
5.750%, 03/15/2034 (A)	67	66
4.500%, 02/15/2029 (A)	1,887	1,850

40	SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

SEI High Yield Bond & Alternative Credit ETF (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
RLJ Lodging Trust
4.000%, 09/15/2029 (A)	$540	$514
		20,976
Utilities — 2.2%
Alpha Generation
6.750%, 10/15/2032 (A)	2,120	2,159
6.250%, 01/15/2034 (A)	1,112	1,094
AmeriGas Partners
9.500%, 06/01/2030 (A)	99	106
9.375%, 06/01/2028 (A)	147	150
6.875%, 06/01/2031 (A)	366	371
California Buyer
6.375%, 02/15/2032 (A)	180	181
Clearway Energy Operating LLC
3.750%, 02/15/2031 (A)	1,032	957
Edison International
5.250%, 03/15/2032	1,074	1,059
Long Ridge Energy
8.750%, 02/15/2032 (A)(C)	740	781
NRG Energy
7.000%, 03/15/2033 (A)	130	141
6.250%, 11/01/2034 (A)	4,284	4,338
6.125%, 05/15/2036 (A)	37	37
6.000%, 02/01/2033 (A)	151	152
6.000%, 01/15/2036 (A)	980	977
5.875%, 05/15/2034 (A)	143	142
5.750%, 01/15/2028	31	31
5.750%, 01/15/2034 (A)	254	252
5.250%, 06/15/2029 (A)	366	365
3.875%, 02/15/2032 (A)	33	30
3.625%, 02/15/2031 (A)	639	594
3.375%, 02/15/2029 (A)	150	143
Pattern Energy Operations
4.500%, 08/15/2028 (A)	1,012	991
Suburban Propane Partners
6.500%, 12/15/2035 (A)	496	479
5.000%, 06/01/2031 (A)	771	731
Talen Energy Supply
6.375%, 05/01/2033 (A)	956	955
6.250%, 02/01/2034 (A)	492	489
6.125%, 05/01/2031 (A)	248	248
Vistra Operations
7.750%, 10/15/2031 (A)	386	404
6.875%, 04/15/2032 (A)	1,357	1,405
5.000%, 07/31/2027 (A)	30	30
VoltaGrid
7.375%, 11/01/2030 (A)	1,795	1,864
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
XPLR Infrastructure Operating Partners
8.625%, 03/15/2033 (A)	$1,301	$1,395
		23,051

Total Corporate Obligations
(Cost $787,446) ($ Thousands)		751,435

ASSET-BACKED SECURITIES — 8.2%
Other Asset-Backed Securities — 8.2%
Battalion CLO VIII, Ser 2015-8A, Cl SUB
0.000%, 07/18/2030 (A)(D)(E)(F)	3,390	170
Battalion CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/24/2035 (A)(D)(E)(F)	4,450	478
Battalion CLO XI, Ser 2017-11A, Cl SUB
0.000%, 04/24/2034 (A)(D)(E)(F)	5,857	176
Battalion CLO XII, Ser 2018-12A, Cl SUB
0.000%, 05/17/2031 (A)(D)(E)(F)	4,663	117
Battalion CLO XIV, Ser 2019-14A
0.000%, 04/20/2032 (D)(E)(F)	3,427	326
Battalion CLO XVI, Ser 2019-16A, Cl SUB
0.000%, 01/20/2038 (A)(D)(E)(F)	5,641	1,269
Battalion CLO XVI, Ser 2024-16A, Cl CR2
5.675%, TSFR3M + 2.000%, 01/20/2038 (A)(F)	256	256
Battalion CLO XVI, Ser 2024-16A, Cl ER2
10.765%, TSFR3M + 7.090%, 01/20/2038 (A)(F)	233	221
Battalion CLO XX, Ser 2021-20A, Cl SUB
0.000%, 04/15/2038 (A)(D)(E)(F)	13,819	2,957
Battalion CLO XX, Ser 2025-20A, Cl ER
9.923%, TSFR3M + 6.250%, 04/15/2038 (A)(F)	895	866
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
0.000%, 07/20/2029 (A)(D)(E)(F)	2,531	70
Benefit Street Partners CLO IV, Ser 2014-IVA, Cl SUBG
0.000%, 10/20/2038 (A)(D)(E)(F)	2,823	1,270
Benefit Street Partners CLO V-B, Ser 2018-5BA
0.000%, 04/20/2031 (D)(E)	6,895	5,499
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB
0.000%, 10/18/2029 (A)(D)(E)(F)	9,284	3,342
Benefit Street Partners CLO VII, Ser 2015-VIII, Cl SUB
0.000%, 07/18/2027 (D)(E)(F)	6,715	277
Benefit Street Partners CLO VIII
0.000%, 01/20/2028 (D)(E)	6,720	93

SEI Exchange Traded Funds	41

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

SEI High Yield Bond & Alternative Credit ETF (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB
0.000%, 04/20/2034 (A)(D)(E)(F)	$8,538	$3,671
Benefit Street Partners CLO XIV, Ser 2018-14A, Cl SUB
0.000%, 10/20/2037 (A)(D)(E)(F)	9,932	2,556
Benefit Street Partners CLO XVIII, Ser 2019-18A, Cl SUB
0.000%, 10/15/2038 (A)(D)(E)(F)	4,631	2,871
Benefit Street Partners CLO XX, Ser 2020-20A, Cl SUB
0.000%, 10/15/2038 (A)(D)(E)(F)	2,924	1,901
Benefit Street Partners CLO XXIII, Ser 2021-23A
0.000%, 04/25/2034 (D)(E)	5,017	2,212
Benefit Street Partners CLO, Ser 2025-42A, Cl SUB
0.000%, 10/25/2038 (A)(D)(E)(F)	5,137	3,904
Bridge Street CLO VI, Ser 2025-2A, Cl SUB
0.000%, 01/15/2039 (A)(D)(E)(F)	2,900	2,494
Great Lakes CLO, Ser 2015-1A, Cl SUB
0.000%, 01/16/2030 (A)(D)(E)(F)	4,519	1,033
Ivy Hill Middle Market Credit Fund VII, Ser 2013-7A, Cl SUB
0.000%, 10/15/2036 (A)(D)(E)(F)	4,293	1,588
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB
0.000%, 04/20/2037 (A)(D)(E)(F)	1,219	823
LCM CLO, Ser 31A
0.000%, 01/20/2032 (D)(E)	1,115	177
MidOcean Credit CLO XVI, Ser 2024-16A, Cl SUB
0.000%, 10/20/2037 (A)(D)(E)(F)	1,755	1,132
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
0.000%, 04/17/2040 (A)(D)(E)(F)	10,052	2,061
Neuberger Berman Loan Advisers CLO XLI, Ser 2021-41
0.000%, (D)(E) (H)	1,924	665
Neuberger Berman Loan Advisers CLO XXXIX, Ser 2020-39
0.000%, (D)(E) (H)	3,294	1,204
Neuberger Berman Loan Advisers CLO, Ser 2025-36RA, Cl SUB
0.000%, 07/20/2039 (A)(D)(E)(F)	2,028	1,625
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB
0.000%, 04/20/2030 (A)(D)(E)(F)	7,983	847
OCP CLO, Ser 2017-14A, Cl SUB
0.000%, 07/20/2037 (A)(D)(E)(F)	2,086	647
OCP CLO, Ser 2020-19A, Cl SUB
0.000%, 04/20/2038 (A)(D)(E)(F)	1,530	971
OCP CLO, Ser 2021-21A
0.000%, 07/20/2034 (D)(E)	6,680	3,624
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
TCP Whitney CLO, Ser 2017-1I, Cl SUB
0.000%, 11/20/2037 (D)(E)(F)	$9,085	$4,168
TCW CLO, Ser 2017-1A, Cl SUB
0.000%, 03/24/2038 (A)(D)(E)(F)	10,601	2,968
TCW CLO, Ser 2018-1A, Cl SUB
0.000%, 10/25/2035 (A)(D)(E)(F)	5,076	964
TCW CLO, Ser 2019-2A, Cl SUB
0.000%, 01/20/2038 (A)(D)(E)(F)	5,457	2,019
TCW CLO, Ser 2020-1A
0.000%, 04/20/2028 (D)(E)	5,352	1,177
TCW CLO, Ser 2024-1A, Cl ER3
11.137%, TSFR3M + 7.470%, 10/25/2035 (A)(F)	936	877
Venture XXVI CLO, Ser 2017-26A, Cl SUB
0.000%, 01/20/2029 (A)(D)(E)(F)	1,609	–
Venture XXVIII CLO, Ser 2017-28A, Cl SUB
0.000%, 07/20/2030 (A)(D)(E)(F)	3,228	32
Venture XXXV CLO, Ser 2018-35A, Cl SUB
0.000%, 10/22/2031 (A)(D)(E)(F)	11,892	238
Voya CLO, Ser 2020-2A, Cl SUB
0.000%, 01/20/2038 (A)(D)(E)(F)	5,127	3,230
Voya CLO, Ser 2024-6A, Cl SUB
0.000%, 01/20/2038 (A)(D)(E)(F)	5,733	4,386
Voya CLO, Ser 2025-4A, Cl SUB
0.000%, 10/15/2038 (A)(D)(E)(F)	4,803	4,011
Voya CLO, Ser 2026-2A, Cl SUB
0.000%, 07/15/2039 (A)(D)(E)(F)	1,881	1,773
Wind River CLO, Ser 2021-3
0.000%, 07/20/2033 (D)(E)	10,943	2,873
Wind River CLO, Ser 2025-3A, Cl ER
9.925%, TSFR3M + 6.250%, 04/20/2038 (A)(F)	1,912	1,883

Total Asset-Backed Securities
(Cost $40,253) ($ Thousands)		83,992

LOAN PARTICIPATIONS — 6.6%
1261229 B.C. Ltd., Initial Term Loan, 1st Lien
9.894%, CME Term SOFR + 6.250%, 10/08/2030 (F)	623	603
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), 2025 Replacement Term Loan, 1st Lien
5.925%, CME Term SOFR + 2.250%, 04/20/2028 (F)	369	368
ACProducts Holdings, Inc., Initial First-Out Term Loan, 1st Lien
9.232%, CME Term SOFR + 5.500%, 11/14/2031 (F)	56	57

42	SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

SEI High Yield Bond & Alternative Credit ETF (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Acproducts Holdings, Inc., Initial Second- Out Term Loan
9.232%, CME Term SOFR + 5.500%, 11/14/2031 (F)	$739	$649
Ahead DB Holdings, LLC, Term B-5 Loan, 1st Lien
6.232%, CME Term SOFR + 2.500%, 02/01/2031 (F)	303	297
Allied Universal Holdco LLC, Amendment No. 7 Replacement U.S. Dollar Term Loan, 1st Lien
6.894%, CME Term SOFR + 3.250%, 08/20/2032 (F)	54	54
Arctic Canadian Diamond Company, Ltd, Term Loan, 2nd Lien
4.286%, 12/15/2033 (D)	833	209
Asurion, LLC, New Term B-13 Term Loan, 1st Lien
7.913%, CME Term SOFR + 4.250%, 09/19/2030 (F)	128	127
athenahealth Group Inc., Initial Term Loan, 1st Lien
6.394%, CME Term SOFR + 2.750%, 02/15/2029 (F)	535	533
Athenahealth, Initial Term Loan, 1st Lien
0.000%, 02/16/2032 (E)	99	98
Avaya Inc., Initial Term Loan, 1st Lien
11.144%, CME Term SOFR + 7.500%, 08/01/2028 (F)	1,249	1,106
BASF Coatings, Term Loan B
0.000%, 05/06/2033 (E)	1,096	1,099
BCPE Pequod Buyer, Inc., 2026 Refinancing Term Loan, 1st Lien
6.394%, CME Term SOFR + 2.750%, 11/25/2031 (F)	227	220
Beacon Roofing, Initial Term Loan, 1st Lien
0.000%, 06/03/2033 (E)	123	123
Brooks Automation 11/21 TLB, Initial Term Loan 1st Lien
6.608%, CME Term SOFR + 3.100%, 02/01/2029 (F)	158	158
Byju'S Alpha, Inc.
11.644%, 03/31/2033	190	–
Byju's Alpha, Inc., Initial Term Loan
15.500%, CME Term SOFR + 6.000%, 11/24/2026 (F)	2,767	139
Byju'S Alpha, Inc., New Money Term Loan
25.000%, 03/31/2033 (D)	82	54
Byju'S Alpha, Inc., Third-Out Roll-Over Term Loan
11.668%, 03/31/2033	835	–
Carestream Health, Inc., Term Loan
8.264%, 06/30/2028	1,420	1,256
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Castle US Holding Corporation, Initial Second Out Dollar Term B-1 Loan, 1st Lien
8.008%, CME Term SOFR + 4.250%, 05/31/2030 (F)	$1,288	$614
Castle US Holding Corporation, Initial Second Out Dollar Term B-2 Loan
8.427%, 05/31/2030	1,249	579
Castrol, Initial Term Loan, 1st Lien
0.000%, 06/24/2033 (E)	205	205
Century Casinos, Inc., Term B Facility Loan, 1st Lien
9.737%, CME Term SOFR + 6.000%, 04/02/2029 (C)(F)	1,244	805
Chariot Buyer LLC, Refinancing Term Loan, 1st Lien
6.644%, CME Term SOFR + 2.750%, 09/08/2032 (F)	150	150
Claire's Stores, 1st Lien
10.000%, 09/18/2030 (D)	88	88
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 1st Lien
7.758%, CME Term SOFR + 4.000%, 08/21/2028 (F)	32	32
Cloud Software Group, Inc., Tenth Amendment Tranche B-2 Term Loan, 1st Lien
6.982%, CME Term SOFR + 3.250%, 03/21/2031 (F)	247	216
CMG Media Corporation, Term B-2 Loan, 1st Lien
7.332%, CME Term SOFR + 3.500%, 06/18/2029 (F)	1,458	1,314
Colossus AcquireCo LLC, Initial Term Loan, 1st Lien
5.380%, SOFR + 1.750%, 07/30/2032 (F)	107	107
Conair Holdings LLC, Initial Term Loan, 1st Lien
7.508%, CME Term SOFR + 3.750%, 05/17/2028 (F)	255	219
Coreweave Financing DDTL V, LLC, Delayed Draw Loan, 1st Lien
8.100%, 11/15/2031	330	336
0.000%, 11/15/2031 (E)	599	12
Cotiviti, Inc, Initial Floating Rate Term Loan, 1st Lien
6.370%, CME Term SOFR + 2.750%, 05/01/2031 (F)	723	660
Crown Finance US, Inc., First Amendment Term Loan
8.114%, CME Term SOFR + 4.500%, 12/02/2031 (F)	278	278

SEI Exchange Traded Funds	43

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

SEI High Yield Bond & Alternative Credit ETF (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Dayforce Bidco, LLC, Initial Term Loan, 1st Lien
6.663%, CME Term SOFR + 3.000%, 02/04/2033 (F)	$239	$217
DexKo Global Inc., Refinancing Dollar Term Loan, 1st Lien
8.163%, 10/04/2031	343	331
E.W. Scripps Company, The, Tranche B-2 Term Loan, 1st Lien
9.504%, CME Term SOFR + 5.750%, 06/30/2028 (F)	335	334
East Valley Tourist Development Authority, Term Loan
11.258%, CME Term SOFR + 7.500%, 06/21/2024 (D)(F)	2,176	2,165
EMRLD Borrower LP, 2031 Refinancing Term Loan, 1st Lien
5.894%, CME Term SOFR + 2.250%, 08/04/2031 (F)	135	135
First Advantage Holdings, LLC, Term B-3 Loan, 1st Lien
6.482%, CME Term SOFR + 2.750%, 10/31/2031 (F)	197	195
First Student Bidco Inc., Initial Term B Loan, 1st Lien
5.982%, CME Term SOFR + 2.250%, 08/15/2030 (F)	473	473
First Student Bidco Inc., Initial Term C Loan, 1st Lien
5.950%, CME Term SOFR + 2.250%, 08/15/2030 (F)	87	86
Flexsys Cayman Holdings, First Out Term Loan
9.913%, CME Term SOFR + 6.250%, 08/01/2029 (F)	735	425
Flexsys Cayman Holdings, Second Out Refinancing Term Loan
9.341%, 08/01/2029	1,432	143
Freeport LNG investments, LLLP, Initial Term Loan B, 1st Lien
6.925%, CME Term SOFR + 3.250%, 02/11/2033 (F)	855	856
Gainwell Acquisition Corp., Term B Loan, 1st Lien
7.832%, CME Term SOFR + 4.000%, 10/01/2027 (F)	1,347	1,325
GB AIT Buyer, Inc., Initial Term Loan, 1st Lien
7.913%, 04/29/2033	88	88
Gentiva Health
8.148%, 06/11/2031	72	72
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Hertz Corporation, Initial Term B Loan, 1st Lien
7.425%, CME Term SOFR + 3.500%, 06/30/2028 (F)	$195	$137
Hertz Corporation, The, Initial Term C Loan, 1st Lien
7.425%, CME Term SOFR + 3.500%, 06/30/2028 (F)	39	27
HIG Finance 2 Limited, 2025-2 Dollar Refinancing Term Loan, 1st Lien
6.394%, CME Term SOFR + 2.750%, 02/15/2031 (F)	333	312
Icon Parent I Inc., 2025 Term Loan, 1st Lien
6.446%, CME Term SOFR + 2.750%, 11/13/2031 (F)	265	248
6.437%, CME Term SOFR + 2.750%, 11/13/2031 (F)	18	17
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), Initial Term Loan, 1st Lien
9.533%, CME Term SOFR + 5.775%, 05/01/2029 (F)	906	863
J. C. Penney Company Inc., Term Loan
5.250%, 06/21/2029 (B)(D)(F)	2,177	–
Lannett Company, Inc., Closing Date Term Loan 1st Lien
2.000%, 06/16/2030 (D)	440	440
LFSN Holdco/Lifescan, Term Loan, 1st Lien
9.124%, 07/30/2029 (C)	2,185	2,171
Libbey Glass LLC, 2022 Incremental Term Loan, 1st Lien
10.320%, CME Term SOFR + 6.500%, 11/22/2027 (C)(F)	1,706	1,303
LSF12 Crown US Commercial Bidco, LLC, 2026 Refinancing Term Loan, 1st Lien
6.621%, CME Term SOFR + 3.000%, 12/02/2031 (F)	269	269
Magenta Security Holdings LLC, First Out Term Loan, 1st Lien
10.673%, CME Term SOFR + 6.750%, 07/27/2028 (F)	1,343	893
Magenta Security Holdings LLC, Second Out Term Loan, 1st Lien
10.923%, CME Term SOFR + 7.000%, 07/27/2028 (F)	1,724	635
Mauser Packaging Solutions Holding Company, 2025 Term Loan, 1st Lien
7.121%, CME Term SOFR + 3.500%, 04/15/2030 (F)	80	79
Mavenir Systems, Inc., Initial Term Loan 2nd Lien
12.000%, 06/16/2030 (D)	1,306	1,306

44	SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

SEI High Yield Bond & Alternative Credit ETF (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Max US Bidco Inc., Initial Term Loan, 1st Lien
8.732%, CME Term SOFR + 5.000%, 10/02/2030 (F)	$1	$1
McAfee Corp., Second Amendment Tranche B-1 Term Loan, 1st Lien
6.644%, CME Term SOFR + 3.000%, 03/01/2029 (F)	564	499
MI Windows and Doors, LLC, Term B-3 Loan, 1st Lien
6.394%, CME Term SOFR + 2.750%, 03/28/2031 (F)	131	129
Mitnick Corporate Purchaser, Inc., Initial Term Loan, 1st Lien
8.513%, CME Term SOFR + 4.750%, 05/02/2029 (F)	417	145
MLN US HoldCo, LLC, Tranche A-2 Term Loan
5.653%, 06/20/2030 (F)	15	5
Mountaineer Merger Corporation, 1st Lien
0.000%, 12/15/2033 (D)(E)	336	336
Mountaineer Merger Corporation, Initial Term Loan
11.700%, 06/16/2030 (D)	1,414	1,414
Multi-Color Corporation, Initial Dollar Term Loan, 1st Lien
8.523%, 05/11/2033	1,387	1,186
Naked Juice LLC, Initial Second Out Term Loan, 1st Lien
7.082%, CME Term SOFR + 3.250%, 01/24/2029 (F)	3,444	2,285
NAPA Management Services Corporation, Initial Term Loan, 1st Lien
8.994%, CME Term SOFR + 5.250%, 02/23/2029 (F)	1,615	1,114
Neon Maple Purchaser Inc., First Amendment Tranche B-1 Term Loan, 1st Lien
6.144%, CME Term SOFR + 2.500%, 11/17/2031 (F)	304	295
NEP Group, Inc., 2025 Dollar Term Loan, 1st Lien
8.144%, CME Term SOFR + 4.500%, 10/17/2031 (F)	1,122	1,055
New Fortress Energy Inc, Second Amendment Incremental Term Loan
9.161%, CME Term SOFR + 5.500%, 04/14/2031 (F)	851	501
NFE Brazil 4/26, 1st Lien
10.000%, 09/15/2026	30	30
Obra Capital, Inc., Initial Term Loan 1st Lien
11.753%, 06/21/2029 (D)	1,075	1,053
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
OID-OL Intermediate I, LLC, Initial Second Out Term Loan, 1st Lien
8.063%, CME Term SOFR + 4.250%, 02/01/2029 (F)	$2,711	$1,666
Osmosis Buyer Limited, 2026 Refinancing Term B Loan, 1st Lien
6.164%, CME Term SOFR + 2.500%, 07/31/2028 (F)	468	468
6.119%, CME Term SOFR + 2.500%, 07/31/2028 (F)	468	467
Pasadena Performance Products, LLC, 2025-1 Repricing Term Loan, 1st Lien
6.982%, CME Term SOFR + 3.250%, 02/27/2032 (D)(F)	792	793
Peraton Corp., Term B Loan, 1st Lien
7.513%, CME Term SOFR + 3.750%, 02/01/2028 (F)	742	668
Petco Health and Wellness Company, Inc., 2026 Term Loan, 1st Lien
7.982%, CME Term SOFR + 4.250%, 02/03/2031 (F)	212	209
PetSmart LLC, Initial Term Loan, 1st Lien
7.652%, CME Term SOFR + 4.000%, 08/18/2032 (F)	223	223
Pluto Acquisition I, Inc., Tranche B Term Loan, 1st Lien
7.648%, CME Term SOFR + 4.000%, 09/20/2028 (F)	2,653	2,474
Premier Brands Group Holdings, Term B-1 Loan
12.144%, CME Term SOFR + 8.500%, 12/17/2029 (D)(F)	707	707
Pretium PKG Holdings, Inc., Second-Out Term Loan, 1st Lien
9.370%, CME Term SOFR + 5.750%, 03/01/2032 (F)	1,069	886
Pye-Barker Fire & Safety, LLC, Closing Date Term Loan, 1st Lien
6.232%, CME Term SOFR + 2.500%, 12/16/2032 (F)	413	414
Pye-Barker Fire & Safety, LLC, Initial Delayed Draw Term Loan, 1st Lien
6.232%, 12/16/2032	10	10
Quikrete Holdings, Inc., Tranche B-3 Term Loan, 1st Lien
5.894%, CME Term SOFR + 2.250%, 02/10/2032 (F)	285	284
QXO Building Products, Inc., 2025 Refinancing Term B Loan, 1st Lien
5.644%, CME Term SOFR + 2.000%, 04/30/2032 (F)	30	30
Raven Acquisition Holdings, LLC, 2024 Delayed Draw Term Loan
3.000%, 11/19/2031 (F)	11	–

SEI Exchange Traded Funds	45

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

SEI High Yield Bond & Alternative Credit ETF (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Raven Acquisition Holdings, LLC, Initial Term Loan, 1st Lien
6.644%, CME Term SOFR + 3.000%, 11/19/2031 (F)	$146	$144
Rocket Software, Inc., Extended Dollar Term Loan, 1st Lien
7.394%, CME Term SOFR + 3.750%, 11/28/2028 (F)	172	163
Route 66 Development Authority, Term Loan, 1st Lien
12.620%, 09/11/2029 (D)	1,164	1,188
SCIH Salt Holdings Inc., Term B-1 Loan, 1st Lien
6.350%, CME Term SOFR + 2.750%, 01/31/2029 (F)	542	543
Serta Simmons Bedding, LLC, Initial Term Loan, 1st Lien
11.347%, CME Term SOFR + 7.500%, 06/29/2028 (F)	47	44
Sinclair Television Group, Inc., Term B-6 Loan, 1st Lien
7.147%, CME Term SOFR + 3.300%, 12/31/2029 (F)	891	777
Spanish Broadcasting Dip Fixed 975, Interim Dip Loan
9.750%, 11/17/2031 (C)	259	246
Specialty Building Products Holdings, LLC, Initial Term Loan, 1st Lien
7.494%, CME Term SOFR + 3.750%, 10/16/2028 (F)	210	189
Spectrum Group Buyer, Inc., Initial Term Loan
10.163%, CME Term SOFR + 6.500%, 05/13/2027 (F)	1,022	959
Spirit Airlines, LLC, DIP Contingent Term Loan, 1st Lien
0.000%, 07/14/2026 (C)(E)	609	6
Spirit Airlines, LLC, DIP Roll Up Term Loan, 1st Lien
0.000%, 07/14/2026 (C)(E)	1,998	499
Spirit Airlines, LLC, Initial Draw New Money Term Loan, 1st Lien
11.637%, CME Term SOFR + 8.000%, 07/14/2026 (C)(F)	373	336
Spirit Airlines, LLC, Second Delayed Term Loan, 1st Lien
11.637%, 07/14/2026 (C)	183	164
Spirit Airlines, LLC, Second Draw New Money Term Loan, 1st Lien
11.637%, CME Term SOFR + 8.000%, 07/14/2026 (C)(F)	93	83
Star Parent, Inc., Term Loan B, 1st Lien
7.732%, CME Term SOFR + 4.000%, 09/27/2030 (F)	113	113
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Station Casinos LLC, Term B Facility, 1st Lien
5.644%, CME Term SOFR + 2.000%, 03/14/2031 (F)	$98	$98
Tacora, Term Loan
13.000%, 06/25/2033 (D)	56	56
Telenet Financing USD LLC, Term Loan AR Facility, 1st Lien
5.740%, CME Term SOFR + 2.000%, 04/28/2028 (F)	1,400	1,388
Travelport Finance (Luxembourg) S.a r.l., Term Loans, 1st Lien
10.953%, CME Term SOFR + 7.000%, 09/29/2028 (F)	1,287	952
Tronox Finance LLC, 2024-B Term Loan, 1st Lien
6.232%, CME Term SOFR + 2.500%, 09/30/2031 (F)	1,419	1,151
TRQ Sales LLC, Initial Term Loan, 1st Lien
6.982%, CME Term SOFR + 3.250%, 12/30/2032 (F)	909	891
U.S. Renal Care, Inc., Closing Date Term Loan, 1st Lien
8.758%, CME Term SOFR + 5.000%, 06/28/2028 (F)	221	217
UKG Inc., 2024 Refinancing Term Loan, 1st Lien
5.913%, CME Term SOFR + 2.250%, 02/10/2031 (F)	103	97
Vaco Holdings, LLC, Initial Term Loan, 1st Lien
8.882%, CME Term SOFR + 5.000%, 01/22/2029 (F)	1,367	1,114
Varsity Brands, Inc., 2025-2 Replacement Term Loan, 1st Lien
6.482%, CME Term SOFR + 2.750%, 08/26/2031 (F)	386	386
Venator Materials PLC, Term Loan, 1st Lien
10.750%, 10/12/2028	240	20
Venator, First Out Term Loan, 1st Lien
10.750%, 07/16/2026	114	91
Venator, Term Loan, 1st Lien
10.750%, 07/16/2026	113	91
Venture Global Calcasieu Pass, Initial Term Loan, 1st Lien
6.954%, 04/11/2033	3,140	3,146
VeriFone Systems, Inc., 2025-1 Term Loan
9.425%, CME Term SOFR + 5.500%, 08/18/2028 (F)	867	819
VistaJet Malta Finance P.L.C. (Vista Management Holding, Inc.), Initial Term Loan, 1st Lien
7.442%, CME Term SOFR + 3.750%, 04/01/2031 (F)	187	187

46	SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

SEI High Yield Bond & Alternative Credit ETF (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Wellful Inc., Tranche A Term Loan, 1st Lien
8.994%, CME Term SOFR + 5.000%, 04/19/2030 (F)	$1,113	$1,107
Wellful Inc., Tranche B Term Loan, 1st Lien
10.244%, CME Term SOFR + 6.250%, 10/19/2030 (F)	2,252	2,025
White Cap Supply Holdings, LLC, Tranche C Term Loan, 1st Lien
6.894%, CME Term SOFR + 3.250%, 10/19/2029 (F)	422	421
Xplore Inc., Initial Term Loan 1st Lien
5.258%, CME Term SOFR + 1.500%, 06/18/2029 (F)	272	254
Xplore Inc., Second Out Term Loan 1st Lien
6.000%, CME Term SOFR + 1.500%, 10/24/2029 (F)	877	602

Total Loan Participations
(Cost $77,103) ($ Thousands)		68,224

U.S. TREASURY OBLIGATIONS — 3.0%
U.S. Treasury Bills
3.635%, 07/28/2026 (I)	15,000	14,959
3.592%, 07/14/2026 (I)	15,000	14,981
3.568%, 02/18/2027 (I)	200	195
U.S. Treasury Notes
4.250%, 05/15/2035	780	771
3.875%, 04/30/2030	200	198

Total U.S. Treasury Obligations
(Cost $31,100) ($ Thousands)		31,104

	Shares
COMMON STOCK — 2.1%
21st Century Oncology Private Company *(D)	15,311	242
Air Methods *(C)(D)	2,219	486
Altice France *	4,302	85
Arctic Canadian Diamond Company Ltd *(D)	1,054	45
Audacy *	7,248	17
Avaya *(C)	121,133	1,736
Burgundy Diamond Mines Ltd *(C)	1,744,317	21
Carestream Health Holdings *(D)	69,956	744
CHC Group LLC *	399	–
Clear Channel Outdoor Holdings, Cl A *	39,771	96
Cornerstone Chemical *(D)	162,678	2,311
EchoStar, Cl A *	25,605	2,599
Endo Guc Trust *(D)	27,892	16
Envision Healthcare *	174,150	3,178
Enviva *	158,231	2,943
Guitar Center *(C)(D)	13,905	1,159
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Gulfport Energy Corp *	491	$83
Gymboree Holding Corp *(D)	40,312	–
iHeartMedia Inc *	8,286	36
Incora Intermediate LLC *(C)(D)	8,534	104
Incora Top Holdco LLC *(D)	115	3
Labels Buyer LLC	1,012	93
Lannett *(D)	93,813	1,129
Lifescan *(C)	13,712	439
Mallinckrodt *	15,628	810
Medical Card Systems *(D)	284,758	89
Mitel *(D)	488	–
Mountaineer Merger Group *(D)	1,999,193	–
MYT Holding LLC, Ser B *(D)	274,755	69
Neiman Marcus Group *(C)	620	–
Nine West FKA Premier Brands *(D)	92,548	116
NMG Parent *(D)	5,934	3
Pretium Packaging Holdings	15,134	282
Quad/Graphics Inc	54	–
SandRidge Energy Inc	20	–
Serta Simmons Bedding *	11,559	91
Spirit Airlines Placeholder Private *(C)	13,534	1
Spirit Aviation Holdings Inc *(C)	61,013	1
SSB Equipment Company *(C)(D)	11,559	–
Venator Materials PLC *	453	4
VICI Properties Inc, Cl A ‡	21,829	580
Xplore Inc *(D)	49,445	593
Yeoman Capital *	184,172	1,200

Total Common Stock
(Cost $20,809) ($ Thousands)		21,404

	Face Amount (Thousands)
CONVERTIBLE BONDS — 1.5%
Bloom Energy
0.000%, 11/15/2030(A)(J)	$400	731
Cipher Digital
0.000%, 10/01/2031(A)(J)	258	452
Crescent Energy
2.750%, 03/15/2031(A)	462	454
EchoStar
3.875% Cash/PIK, 11/30/2030	290	906
Expand Energy (Escrow Security)
5.500%, 12/31/2049(B)(C)	100	–
Finance of America Funding
10.000%, 11/30/2029(A)	1,645	1,853
Fluence Energy
2.250%, 06/15/2030	226	289
Haemonetics
2.500%, 06/01/2029	882	892
Integer Holdings
1.875%, 03/15/2030	1,425	1,377
IREN
1.000%, 12/01/2033(A)	495	430

SEI Exchange Traded Funds	47

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

SEI High Yield Bond & Alternative Credit ETF (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CONVERTIBLE BONDS (continued)
Lantheus Holdings
2.625%, 12/15/2027	$910	$1,320
Liberty Interactive
4.000%, 11/15/2029(B)(C)	122	6
3.750%, 02/15/2030(B)(C)	2,461	123
Lucid Group
1.250%, 12/15/2026(A)	793	757
Lumentum Holdings
0.375%, 03/15/2032(A)	162	747
Mavenir
0.000%, 12/31/2026(D)(E)	1,150	2,548
Mirion Technologies
0.000%, 10/01/2031(A)(J)	516	486
Nebius Group
2.625%, 03/15/2033(A)	393	695
North Sea Natural Resources
0.000%, 01/23/2028(D)(E)	570	–
0.000%, 01/23/2028(D)(E)	82	–
0.000%, 01/23/2028(D)(E)	31	–
Northern Oil & Gas
3.625%, 04/15/2029	471	450
Rite Aid
0.000%, 12/31/2049(C)(D)(E)	299	–
Silver Airways
16.000%, 12/31/2027(B)(D)	4,456	–
16.000% Cash/PIK, 01/07/2028(B)(D)	84	–
16.000%, 01/07/2028(B)(D)	733	–
16.000%, 01/07/2028(B)(D)	1,088	–
Tacora Restructure
13.000%, 09/19/2031(D)	66	66
Terawulf
0.000%, 05/01/2032(A)(J)	647	958

Total Convertible Bonds
(Cost $22,290) ($ Thousands)		15,540

	Shares
PREFERRED STOCK — 1.3%
Battalion Clo XXXII, Ser 2026-32A, Cl SUB, 0.000% (D)(E)(F)	634,300	603
Benefit Street Partners CLO 47, Ser 2026-47A, Cl SUB, 0.000% (D)(E)(F)	2,000,000	1,860
Benefit Street Partners CLO IV, 0.000% (D) (E)(J)	6,657,000	2,996
Benefit Street Partners CLO IX, 0.000% (D)(E)(J)	3,271,911	1,996
FHLMC, Ser G, 5.919%, TSFR3M + 0.262% *(F)(G)	7,005	88
FHLMC, Ser L, 0.000% *(E)(F)(G)	4,363	57
FHLMC, Ser M, 0.000% *(E)(G)	2,466	33
FHLMC, Ser N, 0.000% *(E)(F)(G)	2,424	29
FHLMC, Ser B, 0.000% *(E)(F)(G)	645	8
FNMA, Ser S, 8.250% *(F)(G)	48,175	525
FNMA, Ser G, 0.000% *(E)(F)(G)	24,400	309
Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
FNMA, Ser O, 0.000% *(E)(F)(G)	250	$4
Guitar Center, 0.000% *(C)(D)(E)(G)	365	17
Mountaineer Merger Corp, 0.000% *(D) (E)(G)	2,221,403	655
MYT Holding LLC, 10.000%	325,766	414
Syniverse, 0.000% *(C)(D)(E)(G)	4,381,552	3,934

Total Preferred Stock
(Cost $11,073) ($ Thousands)		13,528

	Number of Warrants
WARRANTS — 0.3%
Air Methods
Strike Price $– *‡‡(C)(D)	19,546	2,691
Audacy*‡‡	1,012	2
Audacy
Strike Price $– *‡‡(D)	11,681	–
Guitar Center
Strike Price $100.00 *‡‡(C)(D)	3,680	114
Guitar Center
Strike Price $160.00 *‡‡(C)(D)	3,681	36
Labels Buyer LLC*‡‡	526	1
Mavenir
Strike Price $– *‡‡(D)	450	–
Silver Airways
Strike Price $– *‡‡(D)	2	–
Tacora Resources
Strike Price $– *‡‡(D)	24,435	19

Total Warrants
(Cost $697) ($ Thousands)		2,863

	Number of Rights
RIGHTS — 0.1%
Intelsat SA, CVR *‡‡	26,351	389
Xplore Inc *‡‡(D)	3,714	–
Total Rights
(Cost $—) ($ Thousands)		389

	Shares
CASH EQUIVALENT — 2.8%
SEI Daily Income Trust, Government Fund, Institutional Class 3.510%**†	29,299,724	29,300
Total Cash Equivalent
(Cost $29,300) ($ Thousands)		29,300
Total Investments in Securities — 99.0%
(Cost $1,020,071) ($ Thousands)		$1,017,779

48	SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

SEI High Yield Bond & Alternative Credit ETF (Continued)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2026, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	07/16/26	CAD	842	USD	612	$18

Percentages are based on Net Assets of $1,028,271 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of June 30, 2026.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.
‡‡	Expiration date not available.

(A)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2026, the value of these securities amounted to $732,398 ($ Thousands), representing 71.2% of the Net Assets of the Fund.

(B)	Security is in default on interest payment.

(C)	Security considered restricted, excluding 144A. The total market value of such securities as of June 30, 2026 was $26,280 ($ Thousands) and represented 2.6% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(E)	No interest rate available.

(F)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(G)	Perpetual security with no stated maturity date.

(H)	No maturity date available.

(I)	Interest rate represents the security's effective yield at the time of purchase.

(J)	Zero coupon security.

A list of the open futures contracts held by the Fund at June 30, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
iBoxx iShares & High Yield Corporate Bond Index	257	Sep-2026	$47,153	$47,171	$18
U.S. Long Treasury Bond	8	Sep-2026	895	908	13
U.S. Ultra Long Treasury Bond	2	Sep-2026	227	232	5
Ultra 10-Year U.S. Treasury Notes	16	Sep-2026	1,793	1,800	7
			50,068	50,111	43
Short Contracts
U.S. 2-Year Treasury Note	(19)	Sep-2026	$(3,917)	$(3,916)	$1
U.S. 5-Year Treasury Note	(41)	Sep-2026	(4,384)	(4,390)	(6)
U.S. 10-Year Treasury Note	(12)	Sep-2026	(1,316)	(1,318)	(2)
			(9,617)	(9,624)	(7)
			$40,451	$40,487	$36

A list of the restricted securities, excluding 144a, held by the Fund at June 30, 2026, is as follows:

Description	Shares/Face Amount ($ Thousands)	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Corporate Obligations
Baffinland Iron Mines	$2,620	06/25/2018	$2,613	$1,501
Beasley Mezzanine Holdings	1,552	05/15/2026	1,115	1,073
Expand Energy	3,650	12/02/2024	–	–
Hertz (Escrow Security)	1,474	07/23/2021	–	–
Incora Intermediate II	193	03/24/2025	350	95
Liberty Interactive	2,855	04/29/2009	1,840	146
Long Ridge Energy	740	02/11/2025	754	781
Monitronics International (Escrow Security)	5,936	09/16/2019	–	–
Mountain Province Diamonds	1,989	12/14/2022	1,968	1,511
Neiman Marcus Group (Escrow Security)	1,582	10/14/2025	–	–
Northwest Acquisitions ULC	2,115	10/01/2019	1,493	–

SEI Exchange Traded Funds	49

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

SEI High Yield Bond & Alternative Credit ETF (Continued)

Description	Shares/Face Amount ($ Thousands)	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Corporate Obligations (continued)
Spanish Broadcasting System	$3,120	02/16/2021	$3,120	$1,872
Univision Communications	1,372	07/16/2025	1,401	1,394
Yum! Brands	850	10/28/2015	791	922
ZipRecruiter	650	01/10/2022	544	504
Loan Participations
Century Casinos, Inc., Term B Facility Loan, 1st Lien	1,244	11/06/2025	990	805
LFSN Holdco/Lifescan, Term Loan, 1st Lien	2,185	12/29/2025	2,185	2,171
Libbey Glass LLC, 2022 Incremental Term Loan, 1st Lien	1,706	07/20/2023	1,679	1,303
Spanish Broadcasting Dip Fixed 975, Interim Dip Loan	259	05/15/2026	253	246
Spirit Airlines, LLC, DIP Contingent Term Loan, 1st Lien	609	01/14/2026	553	6
Spirit Airlines, LLC, DIP Roll Up Term Loan, 1st Lien	1,998	01/14/2026	1,924	499
Spirit Airlines, LLC, Initial Draw New Money Term Loan, 1st Lien	373	10/30/2025	370	336
Spirit Airlines, LLC, Second Delayed Term Loan, 1st Lien	183	12/23/2025	180	164
Spirit Airlines, LLC, Second Draw New Money Term Loan, 1st Lien	93	11/14/2025	92	83
Common Stock
Air Methods	2,219	01/08/2024	50	486
Avaya	121,133	05/01/2023	1,795	1,736
Burgundy Diamond Mines Ltd	1,744,317	07/21/2023	290	21
Guitar Center	13,905	01/08/2021	1,762	1,159
Incora Intermediate LLC	8,534	03/24/2025	27	104
Lifescan	13,712	12/29/2025	243	439
Neiman Marcus Group	620	12/26/2025	–	–
Spirit Airlines Placeholder Private	13,534	03/27/2025	149	1
Spirit Aviation Holdings Inc	61,013	03/26/2025	851	1
SSB Equipment Company	11,559	09/22/2023	58	–
Convertible Bond
Expand Energy (Escrow Security)	100	11/22/2024	–	–
Liberty Interactive	2,583	07/31/2009	1,488	129
Rite Aid	299	09/04/2024	180	–
Preferred Stock
Guitar Center	365	01/08/2021	34	17
Syniverse	4,381,552	05/13/2022	4,328	3,934
Warrants
Air Methods	13,980	01/08/2024	187	1,472
Air Methods	5,566	03/27/2024	130	1,219
Guitar Center	7,361	01/08/2021	330	150
			$36,117	$26,280

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2026 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$38,806	$527,940	$(537,446)	$–	$–	$29,300	$816	$–

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for Abbreviations.

50	SEI Exchange Traded Funds

Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Portfolio Abbreviations

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

Cl — Class

CVR — Contingent Value Rights

EAFE — Europe, Australasia and Far East

ETF — Exchange Traded Fund

H15T5Y— US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

NVDR — Non-voting Depository Receipt

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

SEI Exchange Traded Funds	51